UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-762-7085

Date of fiscal year end: 8/31/10

Date of reporting period: 2/28/10

Item 1.	Reports to Stockholders.

CAVANAL HILL
Funds

MIDYEAR REPORT

February 28, 2010

CAVANAL HILL

Funds

MIDYEAR REPORT

February 28, 2010

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Additional Fund Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceeded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

The Cavanal Hill Funds are distributed by BOSC, Inc.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Bank of Oklahoma, N.A., any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities

February 28, 2010

(Unaudited)

	U.S. Treasury Fund	Cash Management Fund	Tax-Free Money Market Fund
Assets:
Investments, at value (Cost $215,395,643, $707,479,962 and $514,517,552)	$215,395,643	$707,479,962	$514,517,552
Repurchase agreements, at value/cost	514,454,158	305,085,867	—

Total Investments	729,849,801	1,012,565,829	514,517,552
Interest and dividends receivable	860,445	1,030,401	899,469
Prepaid expenses and other assets	39,169	67,432	35,882

Total Assets	730,749,415	1,013,663,662	515,452,903

Liabilities:
Distributions payable	5,242	35,434	35,825
Deferred credit*	—	—	275,251
Payable for investments purchased	—	29,069,638	—
Accrued expenses and other payables:
Investment advisory fees	25,597	38,600	19,289
Administration fees	27,805	38,600	7,716
Distribution fees	4,779	43,543	16,606
Custodian fees	5,561	7,721	3,858
Trustee fees	25,275	27,985	4,017
Fund accounting fees	6,017	7,302	—
Omnibus fee	—	—	42,377
Transfer agent fees	20,355	25,087	—
Shareholder servicing fees	1,956	126,127	20,616
Other accrued liabilities	216,755	108,096	1,808

Total Liabilities	339,342	29,528,133	427,363

Net Assets	$730,410,073	$984,135,529	$515,025,540

Composition of Net Assets:
Shares of beneficial interest, at par	$7,304	$9,842	$5,154
Paid-in capital	730,376,972	984,233,120	515,399,437
Accumulated net investment income/(distributions in excess of net investment income)	274,896	106,425	(387,837)
Accumulated net realized gain/(loss) from investment transactions	(249,099)	(213,858)	8,786

Net Assets	$730,410,073	$984,135,529	$515,025,540

Net Assets:
Administrative Shares	$473,017,954	$481,402,889	$88,154,850
Service Shares	46,757,596	2,738	1,050
Institutional Shares	210,634,523	502,729,902	27,524,863
Select Shares	—	—	399,344,777

Total	$730,410,073	$984,135,529	$515,025,540

Shares Outstanding:
Administrative Shares	472,905,428	481,411,257	88,220,338
Service Shares	46,777,332	2,741	1,055
Institutional Shares	210,700,536	502,822,257	27,549,787
Select Shares	—	—	399,633,909

Total	730,383,296	984,236,255	515,405,089

Net asset value, offering price & redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	$1.00	$1.00	$1.00

Service Shares	$1.00	$1.00	$1.00

Institutional Shares	$1.00	$1.00	$1.00

Select Shares	$—	$—	$1.00

*	Please refer to footnote 3.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Continued

February 28, 2010

(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
Assets:
Investments, at value (Cost $32,261,715, $62,205,549, $28,123,921 and $30,524,429)	$33,968,695	$49,704,914	$19,528,083	$23,722,687
Investments in affiliates, at value/cost	1,941,808	5,664,241	404,343	492,541

Total Investments	35,910,503	55,369,155	19,932,426	24,215,228
Cash	—	99,026	25,871	41,399
Interest and dividends receivable	329,365	291,427	146,528	198,909
Receivable for capital shares issued	95,049	605,756	19,875	246,401
Prepaid expenses and other assets	19,637	8,433	6,752	7,875

Total Assets	36,354,554	56,373,797	20,131,452	24,709,812

Liabilities:
Distributions payable	80,956	127,502	41,259	62,267
Payable for capital shares redeemed	87,506	14,075	525	53
Accrued expenses and other payables:
Investment advisory fees	5,495	6,191	3,113	3,802
Administration fees	2,747	4,128	1,556	1,901
Distribution fees	524	3,659	2,008	1,459
Custodian fees	275	413	156	190
Trustee fees	51	1,447	928	444
Fund accounting fees	290	20,789	5,414	6,771
Transfer agent fees	39	3,337	1,317	1,562
Shareholder servicing fees	41	779	95	5
Other accrued liabilities	8	10,576	5,881	3,224

Total Liabilities	177,932	192,896	62,252	81,678

Net Assets	$36,176,622	$56,180,901	$20,069,200	$24,628,134

Composition of Net Assets:
Shares of beneficial interest, at par	$33	$63	$23	$29
Paid-in capital	34,477,434	87,532,987	34,187,760	31,887,775
Accumulated net investment income/(distributions in excess of net investment income)	(20,778)	198,172	116,438	72,676
Accumulated net realized gain/(loss) from investment transactions	12,953	(19,049,686)	(5,639,183)	(530,604)
Net unrealized appreciation/depreciation on investments	1,706,980	(12,500,635)	(8,595,838)	(6,801,742)

Net Assets	$36,176,622	$56,180,901	$20,069,200	$24,628,134

Net Assets:
Investor Shares	$2,750,993	$19,846,204	$10,531,250	$7,638,654
Institutional Shares	33,425,629	36,334,697	9,537,950	16,989,480

Total	$36,176,622	$56,180,901	$20,069,200	$24,628,134

Shares Outstanding:
Investor Shares	247,399	2,215,394	1,186,630	903,802
Institutional Shares	3,003,386	4,056,642	1,073,622	2,010,764

Total	3,250,785	6,272,036	2,260,252	2,914,566

Net asset value, offering price & redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	$11.12	$8.96	$8.87	$8.45

Institutional Shares	$11.13	$8.96	$8.88	$8.45

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Concluded

February 28, 2010

(Unaudited)

	Balanced Fund	U.S. Large Cap Equity Fund
Assets:
Investments, at value (Cost $54,020,112 and $22,680,802)	$57,351,469	$25,801,062
Investments in affiliates, at value/cost	1,310,911	1,281,648

Total Investments	58,662,380	27,082,710
Cash	—	526
Interest and dividends receivable	205,632	26,050
Receivable for capital shares issued	7,101	107,420
Prepaid expenses and other assets	13,444	12,613

Total Assets	58,888,557	27,229,319

Liabilities:
Cash overdraft	216,562	—
Payable for investments purchased	8,861	485,923
Accrued expenses and other payables:
Investment advisory fees	15,546	7,701
Administration fees	4,442	1,925
Distribution fees	3,103	319
Custodian fees	444	193
Trustee fees	1,663	32
Fund accounting fees	308	339
Transfer agent fees	1,248	25
Shareholder servicing fees	3	23
Other accrued liabilities	375	189

Total Liabilities	252,555	496,669

Net Assets	$58,636,002	$26,732,650

Composition of Net Assets:
Shares of beneficial interest, at par	$54	$26
Paid-in capital	62,070,930	40,743,843
Accumulated net investment income	231,941	15,022
Accumulated net realized (losses) from investment transactions	(6,998,280)	(17,146,501)
Net unrealized appreciation/depreciation on investments	3,331,357	3,120,260

Net Assets	$58,636,002	$26,732,650

Net Assets:
Investor Shares	$16,571,832	$1,716,893
Institutional Shares	42,064,170	25,015,757

Total	$58,636,002	$26,732,650

Shares Outstanding:
Investor Shares	1,524,269	170,444
Institutional Shares	3,859,985	2,472,803

Total	5,384,254	2,643,247

Net asset value, offering price & redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	$10.87	$10.07

Institutional Shares	$10.90	$10.12

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations

For the Six Months Ended February 28, 2010

(Unaudited)

	U.S. Treasury Fund	Cash Management Fund	Tax-Free Money Market Fund
Investment Income:
Interest income	$753,575	$2,412,709	$892,598
Dividend income	—	—	9,690

Total Income	753,575	2,412,709	902,288

Expenses:
Investment advisory fees	588,806	802,009	405,379
Administration fees	471,047	641,611	324,305
Distribution fees—Administrative shares	617,945	719,937	100,243
Distribution fees—Service shares	72,383	1,098	1
Shareholder servicing fees—Administrative shares	617,945	719,937	100,243
Shareholder servicing fees—Service shares	72,383	1,098	1
Shareholder servicing fees—Institutional shares	291,010	615,641	43,707
Shareholder servicing fees—Select shares	—	—	531,677
Fund accounting fees	111,647	155,286	—
Omnibus fees	—	—	280,880
Transfer agent fees	20,182	27,947	—
Custodian fees	39,257	53,473	27,028
Trustee fees	28,232	34,306	11,929
Audit fees	26,808	34,568	11,624
Legal fees	139,526	159,459	57,172
Printing fees	26,304	36,476	11,150
Insurance fees	41,887	36,049	20,744
Registration fees	16,583	21,287	3,416
Other expenses	33,294	30,531	9,976

Total expenses before fee and expense reductions	3,215,239	4,090,713	1,939,475
Fees waived/expenses reimbursed by Investment Advisor	(513,145)	(921,832)	(416,418)
Fees waived by Administrator	(328,154)	(374,268)	(270,249)
Custodian fees waived	(12,418)	—	—
Distribution fees waived—Administrative shares	(601,643)	(388,766)	—
Distribution fees waived—Service shares	(70,838)	(659)	—
Shareholder servicing fees waived—Administrative shares	(617,945)	—	—
Shareholder servicing fees waived—Service shares	(72,383)	(659)	—
Shareholder servicing fees waived—Institutional shares	(284,083)	(418,634)	(29,721)
Shareholder servicing fees waived—Select shares	—	—	(531,677)
Amortization of deferred credit	—	—	(120,593)

Net expenses	714,630	1,985,895	570,817

Net Investment Income	38,945	426,814	331,471

Realized/Unrealized Gains On Investments:
Net realized gains from investment transactions	26,755	12,958	9,486

Change in net assets resulting from operations	$65,700	$439,772	$340,957

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Continued

For the Six Months Ended February 28, 2010

(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
Investment Income:
Interest income	$623,915	$1,518,080	$676,934	$853,083
Dividend income from affiliates	2,528	3,374	409	688

Total Income	626,443	1,521,454	677,343	853,771

Expenses:
Investment advisory fees	97,360	136,708	55,343	68,085
Administration fees	35,404	49,712	20,125	24,758
Distribution fees—Investor shares	3,507	21,544	12,714	10,336
Shareholder servicing fees—Investor shares	3,507	21,544	12,714	10,336
Shareholder servicing fees—Institutional shares	40,747	40,596	12,441	20,612
Fund accounting fees	10,309	42,252	22,077	21,904
Transfer agent fees	539	5,289	1,417	2,979
Custodian fees	1,770	2,486	1,006	1,238
Trustee fees	747	1,974	1,005	984
Audit fees	779	2,092	1,036	1,003
Legal fees	3,099	8,173	3,437	4,289
Printing fees	2,335	7,677	2,893	3,007
Insurance fees	354	2,377	1,269	1,066
Registration fees	13,743	12,267	11,593	10,832
Other expenses	1,040	12,577	864	1,093

Total expenses before fee and expense reductions	215,240	367,268	159,934	182,522
Fees waived/expenses reimbursed by Investment Advisor	(61,956)	(99,424)	(35,218)	(43,327)
Fees waived by Administrator	(17,702)	(24,856)	(10,062)	(12,379)
Shareholder servicing fees waived—Investor shares	(3,260)	(17,710)	(12,096)	(10,069)
Shareholder servicing fees waived—Institutional shares	(40,747)	(40,596)	(12,441)	(20,612)

Net expenses	91,575	184,682	90,117	96,135

Net Investment Income	534,868	1,336,772	587,226	757,636

Realized/Unrealized Gains/(Losses) On Investments:
Net realized gains/(losses) from investment transactions	4,223	(324,287)	50,178	118,061
Change in unrealized appreciation/depreciation on investments	500,925	2,151,520	878,754	663,284

Net realized/unrealized gains/(losses) on investments	505,148	1,827,233	928,932	781,345

Change in net assets resulting from operations	$1,040,016	$3,164,005	$1,516,158	$1,538,981

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Concluded

For the Six Months Ended February 28, 2010

(Unaudited)

	Balanced Fund	U.S. Large Cap Equity Fund
Investment Income:
Interest income	$635,312	$—
Dividend income	350,538	167,405
Dividend income from affiliates	1,250	663

Total Income	987,100	168,068

Expenses:
Investment advisory fees	212,186	74,937
Administration fees	57,348	21,721
Distribution fees—Investor shares	19,913	2,025
Shareholder servicing fees—Investor shares	19,913	2,025
Shareholder servicing fees—Institutional shares	51,771	25,126
Fund accounting fees	27,415	9,485
Transfer agent fees	1,183	688
Custodian fees	2,868	1,086
Trustee fees	1,652	889
Audit fees	1,722	985
Legal fees	6,751	3,136
Printing fees	6,060	3,355
Insurance fees	983	222
Registration fees	11,957	4,970
Other expenses	1,154	1,743

Total expenses before fee and expense reductions	422,876	152,393
Fees waived/expenses reimbursed by Investment Advisor	(111,827)	(31,495)
Fees waived by Administrator	(28,673)	(10,860)
Shareholder servicing fees waived—Investor shares	(19,898)	(1,863)
Shareholder servicing fees waived—Institutional shares	(51,771)	(25,126)

Net expenses	210,707	83,049

Net Investment Income	776,393	85,019

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investment transactions	1,511,448	(49,608)
Change in unrealized appreciation/depreciation on investments	1,911,782	1,986,592

Net realized/unrealized gains/(losses) on investments	3,423,230	1,936,984

Change in net assets resulting from operations	$4,199,623	$2,022,003

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Cash Management Fund		Tax-Free Money Market Fund
	Period Ended February 28, 2010	Year Ended August 31, 2009	Period Ended February 28, 2010	Year Ended August 31, 2009	Period Ended February 28, 2010	Year Ended August 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$38,945	$1,371,724	$426,814	$7,027,604	$331,471	$7,089,283
Net realized gains/(losses) from investment transactions	26,755	24,333	12,958	(96,947)	9,486	10,470

Change in net assets resulting from operations	65,700	1,396,057	439,772	6,930,657	340,957	7,099,753

Distributions to Shareholders:
From net investment income:
Administrative Shares	(24,584)	(557,486)	(36,969)	(3,038,427)	(3,983)	(260,868)
Service Shares	(2,854)	(188,297)	(293)	(69,752)	—	(9)
Institutional Shares	(11,504)	(625,940)	(389,594)	(3,919,075)	(12,443)	(488,025)
Select Shares	—	—	—	—	(315,048)	(6,911,225)
From net realized gains:
Administrative Shares	(199,032)	—	(59,535)	—	(1,606)	—
Service Shares	(18,344)	—	—	—	—	—
Institutional Shares	(82,563)	—	(47,356)	—	(761)	—
Select Shares	—	—	—	—	(8,803)	—

Change in net assets from shareholder distributions	(338,881)	(1,371,723)	(533,747)	(7,027,254)	(342,644)	(7,660,127)

Change in net assets from capital transactions	(202,348,565)	(645,296,685)	(85,591,636)	(419,818,293)	(64,516,475)	(3,736,601)

Capital contributions*	—	—	—	—	—	175,000

Change in net assets	(202,621,746)	(645,272,351)	(85,685,611)	(419,914,890)	(64,518,162)	(4,121,975)

Net Assets:
Beginning of period	933,031,819	1,578,304,170	1,069,821,140	1,489,736,030	579,543,702	583,665,677

End of period	$730,410,073	$933,031,819	$984,135,529	$1,069,821,140	$515,025,540	$579,543,702

Accumulated net investment income/(distributions in excess of net investment income)	$274,896	$274,893	$106,425	$106,467	$(387,837)	$(387,834)

*	Please refer to footnote 3.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	U.S. Treasury Fund		Cash Management Fund		Tax-Free Money Market Fund
	Period Ended February 28, 2010	Year Ended August 31, 2009	Period Ended February 28, 2010	Year Ended August 31, 2009	Period Ended February 28, 2010	Year Ended August 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:*
Administrative Shares
Issued	440,514,276	1,522,041,787	349,072,792	1,722,604,071	158,394,975	395,439,148
Reinvested	276	324	1,709	43,622	—	7
Redeemed	(471,733,067)	(1,833,436,525)	(517,224,031)	(1,878,335,968)	(141,419,033)	(330,850,974)

Change in Administrative Shares	(31,218,515)	(311,394,414)	(168,149,530)	(155,688,275)	16,975,942	64,588,181

Service Shares
Issued	272,783,249	2,546,666,881	18,563,974	99,697,277	—	—
Reinvested	—	1	1	6	—	9
Redeemed	(333,708,480)	(2,662,947,786)	(21,837,276)	(105,909,235)	—	—

Change in Service Shares	(60,925,231)	(116,280,904)	(3,273,301)	(6,211,953)	—	9

Institutional Shares
Issued	144,360,164	977,310,394	600,732,178	710,141,791	106,901,447	157,790,998
Reinvested	98	1,007	76,102	77,065	—	9,155
Redeemed	(254,565,082)	(1,194,932,768)	(514,977,085)	(968,136,911)	(116,644,179)	(157,051,726)

Change in Institutional Shares	(110,204,820)	(217,621,367)	85,831,195	(257,918,054)	(9,742,732)	748,427

Select Shares
Issued	—	—	—	—	174,555,181	702,387,526
Reinvested	—	—	—	—	39	2,754
Redeemed	—	—	—	—	(246,304,905)	(771,463,498)

Change in Select Shares	—	—	—	—	(71,749,685)	(69,073,218)

Change in shares	(202,348,566)	(645,296,685)	(85,591,636)	(419,818,282)	(64,516,475)	(3,736,601)

*	Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund		Intermediate Bond Fund
	Period Ended February 28, 2010	Year Ended August 31, 2009	Period Ended February 28, 2010	Year Ended August 31, 2009	Period Ended February 28, 2010	Year Ended August 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$534,868	$866,647	$1,336,772	$3,972,695	$587,226	$2,176,280
Net realized gains/(losses) from investment transactions	4,223	19,520	(324,287)	(12,933,823)	50,178	(5,932,509)
Change in unrealized appreciation/depreciation on investments	500,925	786,026	2,151,520	1,292,667	878,754	(1,627,056)

Change in net assets resulting from operations	1,040,016	1,672,193	3,164,005	(7,668,461)	1,516,158	(5,383,285)

Distributions to Shareholders:
From net investment income:
Investor Shares	(38,296)	(89,939)	(398,214)	(1,229,798)	(253,331)	(1,032,863)
Institutional Shares	(489,574)	(783,707)	(796,774)	(2,358,239)	(260,572)	(1,007,057)
From net realized gains:
Investor Shares	(1,581)	(2,261)	—	(52,825)	—	(379,379)
Institutional Shares	(19,205)	(11,759)	—	(83,202)	—	(235,568)

Change in net assets from shareholder distributions	(548,656)	(887,666)	(1,194,988)	(3,724,064)	(513,903)	(2,654,867)

Change in net assets from capital transactions	2,882,214	15,780,138	7,863,335	(141,495,724)	(1,796,390)	(48,639,249)

Change in net assets	3,373,574	16,564,665	9,832,352	(152,888,249)	(794,135)	(56,677,401)

Net Assets:
Beginning of period	32,803,048	16,238,383	46,348,549	199,236,798	20,863,335	77,540,736

End of period	$36,176,622	$32,803,048	$56,180,901	$46,348,549	$20,069,200	$20,863,335

Accumulated net investment income/(distributions in excess of net investment income)	$(20,778)	$(27,776)	$198,172	$56,388	$116,438	$43,115

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund		Intermediate Bond Fund
	Period Ended February 28, 2010	Year Ended August 31, 2009	Period Ended February 28, 2010	Year Ended August 31, 2009	Period Ended February 28, 2010	Year Ended August 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$148,190	$1,123,998	$5,355,762	$1,530,622	$1,209,362	$2,863,560
Dividends reinvested	27,785	60,194	270,812	885,916	240,228	1,341,768
Cost of shares redeemed	(310,560)	(1,487,129)	(2,339,454)	(36,855,372)	(1,612,511)	(20,746,198)

Change in net assets from Investor Shares	(134,585)	(302,937)	3,287,120	(34,438,834)	(162,921)	(16,540,870)

Institutional Shares
Proceeds from shares issued	9,828,215	23,078,213	9,879,199	1,073,940	160,800	615,505
Dividends reinvested	18,205	24,941	150,499	440,658	24,477	305,793
Cost of shares redeemed	(6,829,621)	(7,020,079)	(5,453,483)	(108,571,488)	(1,818,746)	(33,019,677)

Change in net assets from Institutional Shares	3,016,799	16,083,075	4,576,215	(107,056,890)	(1,633,469)	(32,098,379)

Change in net assets from capital transactions:	$2,882,214	$15,780,138	$7,863,335	$(141,495,724)	$(1,796,390)	$(48,639,249)

Share Transactions:
Investor Shares
Issued	13,322	105,121	607,619	185,046	139,838	335,457
Reinvested	2,514	5,615	30,717	105,775	27,502	162,662
Redeemed	(28,234)	(138,106)	(266,352)	(4,221,224)	(186,735)	(2,524,109)

Change in Investor Shares	(12,398)	(27,370)	371,984	(3,930,403)	(19,395)	(2,025,990)

Institutional Shares
Issued	888,410	2,142,647	1,127,031	127,301	18,368	72,270
Reinvested	1,646	2,345	17,038	51,438	2,800	37,255
Redeemed	(617,551)	(649,326)	(624,496)	(12,152,778)	(209,970)	(3,778,010)

Change in Institutional Shares	272,505	1,495,666	519,573	(11,974,039)	(188,802)	(3,668,485)

Change in shares	260,107	1,468,296	891,557	(15,904,442)	(208,197)	(5,694,475)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Bond Fund		Balanced Fund		U.S. Large Cap Equity Fund
	Period Ended February 28, 2010	Year Ended August 31, 2009	Period Ended February 28, 2010	Year Ended August 31, 2009	Period Ended February 28, 2010	Year Ended August 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$757,636	$1,955,498	$776,393	$1,499,936	$85,019	$124,593
Net realized gains/(losses) from investment transactions	118,061	(647,780)	1,511,448	(7,861,679)	(49,608)	(1,345,784)
Change in unrealized appreciation/depreciation on investments	663,284	(2,648,842)	1,911,782	893,824	1,986,592	(362,519)

Change in net assets resulting from operations	1,538,981	(1,341,124)	4,199,623	(5,467,919)	2,022,003	(1,583,710)

Distributions to Shareholders:
From net investment income:
Investor Shares	(231,030)	(756,939)	(298,663)	(321,493)	(5,050)	(9,821)
Institutional Shares	(483,511)	(1,205,781)	(803,959)	(936,108)	(82,590)	(99,908)
From net realized gains:
Investor Shares	—	(87,278)	—	—	—	—
Institutional Shares	—	(120,467)	—	—	—	—

Change in net assets from shareholder distributions	(714,541)	(2,170,465)	(1,102,622)	(1,257,601)	(87,640)	(109,729)

Change in net assets from capital transactions	(3,195,260)	(25,405,506)	274,609	(1,293,066)	6,104,383	8,517,976

Change in net assets	(2,370,820)	(28,917,095)	3,371,610	(8,018,586)	8,038,746	6,824,537

Net Assets:
Beginning of period	26,998,954	55,916,049	55,264,392	63,282,978	18,693,904	11,869,367

End of period	$24,628,134	$26,998,954	$58,636,002	$55,264,392	$26,732,650	$18,693,904

Accumulated net investment income	$72,676	$29,581	$231,941	$558,170	$15,022	$17,643

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Concluded

	Bond Fund		Balanced Fund		U.S. Large Cap Equity Fund
	Period Ended February 28, 2010	Year Ended August 31, 2009	Period Ended February 28, 2010	Year Ended August 31, 2009	Period Ended February 28, 2010	Year Ended August 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$977,404	$2,382,107	$1,037,921	$2,184,483	$155,032	$130,995
Dividends reinvested	219,955	746,493	298,656	321,490	5,050	9,755
Cost of shares redeemed	(4,022,799)	(12,166,691)	(812,810)	(2,258,691)	(73,043)	(171,115)

Change in net assets from Investor Shares	(2,825,440)	(9,038,091)	523,767	247,282	87,039	(30,365)

Institutional Shares
Proceeds from shares issued	2,192,224	614,485	38,343	89,974	8,006,416	9,399,265
Dividends reinvested	120,556	392,506	802,769	934,770	11,071	11,397
Cost of shares redeemed	(2,682,600)	(17,374,406)	(1,090,270)	(2,565,092)	(2,000,143)	(862,321)

Change in net assets from Institutional Shares	(369,820)	(16,367,415)	(249,158)	(1,540,348)	6,017,344	8,548,341

Change in net assets from capital transactions:	$(3,195,260)	$(25,405,506)	$274,609	$(1,293,066)	$6,104,383	$8,517,976

Share Transactions:
Investor Shares
Issued	117,931	298,836	96,149	237,951	16,212	16,109
Reinvested	26,363	95,681	27,507	35,911	505	1,279
Redeemed	(485,387)	(1,546,136)	(75,682)	(249,046)	(7,460)	(23,035)

Change in Investor Shares	(341,093)	(1,151,619)	47,974	24,816	9,257	(5,647)

Institutional Shares
Issued	261,130	76,144	3,564	9,590	812,909	1,090,771
Reinvested	14,439	50,496	73,813	104,293	1,102	1,458
Redeemed	(321,466)	(2,153,370)	(100,371)	(280,471)	(208,237)	(108,875)

Change in Institutional Shares	(45,897)	(2,026,730)	(22,994)	(166,588)	605,774	983,354

Change in shares	(386,990)	(3,178,349)	24,980	(141,772)	615,031	977,707

See notes to financial statements.

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Corporate Bonds (8.9%)
Banking (6.1%)
$25,000,000	Bank of America North America, 1.70%, 12/23/10, MTN(a)	$25,267,119
19,090,000	JPMorgan Chase & Co., 1.65%, 2/23/11(a)	19,322,470

		44,589,589

Financial Services (2.8%)
20,000,000	General Electric Capital Corp., Series G, 1.80%, 3/11/11, GMTN(a)	20,278,085

Total Corporate Bonds		64,867,674

U.S. Treasury Obligations (20.6%)
	U.S. Treasury Cash Management Bills
15,000,000	0.32%, 7/15/10(b)	14,981,725
30,000,000	0.39%, 4/1/10(b)	29,990,054
	U.S. Treasury Notes
30,000,000	1.75%, 3/31/10	30,031,197
50,000,000	2.63%, 5/31/10	50,276,681
25,000,000	2.75%, 7/31/10	25,248,312

Total U.S. Treasury Obligations		150,527,969

Repurchase Agreements (70.4%)
150,000,000	Banc of America Securities LLC, 0.11%, 3/1/10, (Purchased on 2/26/10, proceeds at maturity $150,001,375, collateralized by GNMA, (5.00%), (11/20/39), fair value $153,000,001)	150,000,000

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$150,000,000	Credit Agricole CIB NY, 0.11%, 3/1/10, (Purchased on 2/26/10, proceeds at maturity $150,001,375, collateralized by U.S. Treasury Obligations, (0.00% - 3.37%), (6/10/10 - 11/15/19), fair value $153,000,031)	$150,000,000
64,454,158	Deutsche Bank Securities, Inc., 0.10%, 3/1/10, (Purchased on 2/26/10, proceeds at maturity $64,454,695, collateralized by U.S. Treasury Notes, (0.88% - 2.75%), (5/31/11 - 2/15/19), fair value $65,743,247)	64,454,158
150,000,000	Societe Generale, 0.11%, 3/1/10, (Purchased on 2/26/10, proceeds at maturity $150,001,375, collateralized by GNMA, (4.50% - 7.00%), (1/20/29 - 6/20/39), fair value $153,000,001)	150,000,000

Total Repurchase Agreements		514,454,158

Total Investments (Cost $729,849,801)(c)—99.9%		729,849,801
Other assets in excess of liabilities—0.1%		560,272

Net Assets—100.0%		$730,410,073

(a)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States Government. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(b)	Rate represents the effective yield at purchase.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

MTN—Medium Term Note

See notes to financial statements.

CAVANAL HILL FUNDS

Cash Management Fund

Schedule of Portfolio Investments

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Certificates of Deposit (17.8%)
Banking & Financial Services (17.8%)
$15,000,000	Abbey National Treasury Services PLC YCD, 1.10%, 6/29/10	$15,000,000
10,000,000	Abbey National Treasury Services PLC YCD, 1.10%, 6/30/10	10,000,000
10,000,000	BNP Paribas NY YCD, 0.12%, 3/3/10	10,000,000
20,000,000	BNP Paribas NY YCD, 0.50%, 1/7/11	20,000,000
30,000,000	Credit Agricole CIB NY YCD, 0.13%, 3/2/10	30,000,000
25,000,000	Deutsche Bank NY YCD, 0.47%, 2/1/11	25,000,000
10,000,000	Rabobank NY YCD, 0.43%, 12/13/10	10,000,000
20,000,000	Rabobank NY YCD, 0.47%, 11/3/10	20,000,000
5,000,000	Royal Bank of Scotland NY YCD, 0.82%, 2/23/11	5,000,000
30,000,000	Toronto Dominion YCD, 0.33%, 4/21/10	30,001,272

Total Certificates of Deposit		175,001,272

Commercial Paper (22.3%)
Banking (11.2%)
25,000,000	Bank of America Corp., 0.13%, 3/8/10(a)	24,999,368
25,000,000	Lloyds TSB Bank PLC, 0.13%, 3/1/10(a)	25,000,000
30,000,000	Scotiabank, 0.32%, 3/16/10(a)	29,996,000
20,000,000	Westpac Banking Corp., 0.43%, 11/24/10(a)(b)	19,935,978
10,000,000	Westpac Banking Corp., 0.50%, 12/6/10(a)(b)	9,961,111

		109,892,457

Financial Services (11.1%)
30,000,000	CBA (Delaware) Finance, Inc., 0.30%, 3/25/10(a)	29,994,000
25,000,000	Dexia Delaware LLC, 0.20%, 3/3/10(a)	24,999,722
25,000,000	Societe Generale North America, Inc., 0.44%, 4/1/10(a)	24,990,528
11,208,000	Toyota Motor Credit Corp., 0.17%, 3/10/10(a)	11,207,524

Principal Amount	Security Description	Amortized Cost
Commercial Paper, continued:
Financial Services, continued:
$18,000,000	Toyota Motor Credit Corp., 0.21%, 3/26/10(a)	$17,997,375

		109,189,149

Total Commercial Paper		219,081,606

Corporate Bonds (15.5%)
Banking (4.6%)
10,575,000	Morgan Stanley, 4.25%, 5/15/10	10,610,633
9,262,000	Morgan Stanley, 5.05%, 1/21/11	9,581,766
16,500,000	Wachovia Corp., 4.38%, 6/1/10	16,600,740
8,500,000	Wells Fargo & Co., Series G, 0.48%, 8/20/10, MTN(c)	8,509,276

		45,302,415

Financial Services (10.9%)
10,000,000	Citigroup Funding, Inc., Series D, 0.35%, 7/30/10, MTN(c)(d)	10,008,098
12,800,000	Credit Suisse USA, Inc., 0.45%, 3/2/11(c)	12,821,064
19,000,000	General Electric Capital Corp., 0.31%, 5/10/10(c)	18,994,072
11,000,000	General Electric Capital Corp., 4.25%, 9/13/10	11,210,898
25,000,000	JPMorgan Chase & Co., 0.28%, 6/22/10, MTN(c)	25,005,919
29,000,000	The Goldman Sachs Group, Inc., 0.33%, 3/15/11(c)(d)	29,049,213

		107,089,264

Total Corporate Bonds		152,391,679

U.S. Government Agency Securities (16.3%)
	Federal Home Loan Bank
40,000,000	0.14%, 11/18/10(c)	40,000,000
40,000,000	0.15%, 7/13/10(c)	40,001,453
40,000,000	0.60%, 4/14/10(c)	40,001,447
30,000,000	0.77%, 3/5/10(c)	30,000,000
11,000,000	Federal National Mortgage Association, 0.20%, 8/5/10(c)	11,002,505

Total U.S. Government Agency Securities		161,005,405

See notes to financial statements.

CAVANAL HILL FUNDS

Cash Management Fund

Schedule of Portfolio Investments, Concluded

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements (31.0%)
$90,000,000	Banc of America Securities LLC, 0.11%, 3/1/10, (Purchased on 2/26/10, proceeds at maturity $90,000,825, collateralized by U.S. Government Agency Securities, (0.00% - 4.38%), (5/13/11 - 7/17/15), fair value $91,800,650)	$90,000,000
150,000,000	Credit Agricole CIB NY, 0.11%, 3/1/10, (Purchased on 2/26/10, proceeds at maturity $150,001,375, collateralized by FHLB, (2.05%), (8/10/12), fair value $153,001,374)	150,000,000

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$65,085,867	Deutsche Bank Securities, Inc., 0.11%, 3/1/10, (Purchased on 2/26/10, proceeds at maturity $65,086,464, collateralized by U.S. Government Agency Securities, (3.75% - 4.75%), (1/15/13 - 1/19/16), fair value $66,451,064)	$65,085,867

Total Repurchase Agreements		305,085,867

Total Investments (Cost $1,012,565,829)(e)—102.9%		1,012,565,829
Liabilities in excess of other assets—(2.9)%		(28,430,300)

Net Assets—100.0%		$984,135,529

(a)	Rate represents the effective yield at purchase.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2010. The date presented reflects the final maturity date.
(d)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States Government. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(e)	Cost and value for federal income tax and financial reporting purposes are the same.

FHLB—Federal Home Loan Bank

MTN—Medium Term Note

YCD—Yankee Certificate of Deposit

See notes to financial statements.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds (86.0%)
California (5.8%)
$15,000,000	California State Department Water Resource Power Supply Revenue, Series C, 0.16%, 5/1/22, Enhanced by: LOC(a)	$15,000,000
15,000,000	California State Revenue Anticipation Notes, 3.00%, 5/25/10	15,060,589

		30,060,589

Colorado (4.8%)
8,500,000	Broomfield Colorado Urban Renewal, 0.20%, 12/1/30, Enhanced by: LOC(a)	8,500,000
9,800,000	Castle Rock Colorado Certificate of Participation, 0.20%, 9/1/37, Enhanced by: LOC(a)	9,800,000
6,225,000	Denver Colorado City & County Airport Revenue, 0.23%, 11/15/25, Enhanced by: LOC, AMT(a)	6,225,000

		24,525,000

Florida (6.1%)
12,000,000	Broward County Florida School Board Certificate Participation, Series B, 0.20%, 7/1/31, Insured by: AGM(a)	12,000,000
2,800,000	Florida State Municipal Power Agency Revenue, 0.15%, 10/1/35, Enhanced by: LOC(a)	2,800,000
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.23%, 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
12,000,000	Palm Beach County Florida School Board Partnership, 0.21%, 8/1/27, Insured by: AGM(a)	12,000,000

		31,390,000

Georgia (1.6%)
8,060,000	DeKalb County Georgia Development Authority Revenue, 0.18%, 6/1/22, Enhanced by: LOC(a)	8,060,000

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Illinois (4.3%)
$8,200,000	Cook County Illinois Revenue, 0.25%, 5/1/35, Enhanced by: LOC(a)	$8,200,000
7,500,000	Illinois Educational Facilities Authority Revenue, Elmhurst College, 0.21%, 3/1/33, Enhanced by: LOC(a)	7,500,000
6,600,000	Quincy Illinois Revenue, Blessing Hospital Project, 0.21%, 11/15/33, Enhanced by: LOC(a)	6,600,000

		22,300,000

Indiana (2.4%)
12,600,000	Indiana State Development Financial Authority Revenue, 0.21%, 8/1/31, Enhanced by: LOC(a)	12,600,000

Kentucky (1.1%)
5,400,000	Jeffersontown Kentucky Lease Program Revenue, 0.18%, 3/1/30, Enhanced by: LOC(a)	5,400,000

Louisiana (4.5%)
23,400,000	East Baton Rouge Parish Louisiana, Series A, 0.20%, 8/1/30, Enhanced by: LOC(a)	23,400,000

Michigan (0.2%)
1,257,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, 0.21%, 1/1/14, Enhanced by: LOC, AMT(a)	1,257,000

Missouri (6.1%)
6,605,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.25%, 11/1/18, Enhanced by: LOC(a)	6,605,000
6,400,000	Missouri State Health & Educational Facilities Authority, 0.18%, 2/1/31, Enhanced by: LOC(a)	6,400,000

See notes to financial statements.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Missouri, continued:
$18,675,000	Missouri State Health & Educational Facilities Authority Health Facilities Revenue, Series C, 0.15%, 5/15/38, Enhanced by: LIQ FAC(a)	$18,675,000

		31,680,000

New Mexico (0.8%)
4,000,000	Farmington New Mexico Pollution Control Revenue, Series A, 0.15%, 5/1/24, Enhanced by: LOC(a)	4,000,000

North Carolina (0.7%)
3,390,000	North Carolina Capital Facilities Finance Agency EDL Facilities Revenue, 0.28%, 6/1/27, Enhanced by: LOC(a)	3,390,000

Ohio (0.6%)
3,200,000	Ohio State Water Development Authority Pollution Control Facilities Revenue, 0.14%, 5/15/19, Enhanced by: LOC(a)	3,200,000

Oregon (2.9%)
15,000,000	Oregon State Tax Anticipation Notes, 2.50%, 6/30/10	15,100,340

Pennsylvania (12.2%)
10,000,000	Berks County Pennsylvania Municipal Authority Revenue, 0.44%, 5/1/32(a)	10,000,000
14,850,000	Delaware River Joint Toll Bridge Community Pennsylvania Bridge Revenue, Series B, 0.21%, 7/1/32, Enhanced by: LOC(a)	14,850,000
10,000,000	Emmaus Pennsylvania General Authority Revenue, 0.20%, 3/1/24, Enhanced by: LOC(a)	10,000,000
9,900,000	Emmaus Pennsylvania General Authority Revenue, 0.20%, 3/1/24, Enhanced by: LOC(a)	9,900,000
17,815,000	Montgomery County Pennsylvania Industrial Development Authority Revenue, 0.85%, 4/1/37, Enhanced by: LOC(a)	17,815,000

		62,565,000

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Tennessee (9.1%)
$3,015,000	Clarksville Public Building Authority, 0.16%, 11/1/35, Enhanced by: LOC(a)	$3,015,000
23,400,000	Clarksville Tennessee Water Sewer & Gas Revenue, 0.20%, 2/1/25, Insured by: AGM(a)	23,400,000
20,640,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.24%, 11/1/27, Enhanced by: LOC(a)	20,640,000

		47,055,000

Texas (5.2%)
10,300,000	Austin Texas Water And Wastewater System Revenue, 0.20%, 5/15/31, Enhanced by: LOC(a)	10,300,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, 0.22%, 11/1/15, Enhanced by: LOC, AMT(a)	8,000,000
3,000,000	Gulf Coast Waste Disposal Authority Pollution Control Revenue, 0.12%, 6/1/20(a)	3,000,000
5,500,000	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, 0.18%, 6/1/29, Enhanced by: LOC(a)	5,500,000

		26,800,000

Utah (6.3%)
10,000,000	Emery County Utah Pollution Control Revenue, 0.21%, 7/1/15, Enhanced by: LOC(a)	10,000,000
9,000,000	Emery County Utah Pollution Control Revenue, 0.18%, 11/1/24, Enhanced by: LOC(a)	9,000,000
13,500,000	Utah Transit Authority Sales Tax Revenue, 0.10%, 6/15/36, Enhanced by: LOC(a)	13,500,000

		32,500,000

Virginia (2.3%)
11,740,000	Falls Church Virginia Economic Development Authority Revenue, 0.22%, 7/1/31, Enhanced by: LOC(a)	11,740,000

See notes to financial statements.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Washington (1.7%)
$8,500,000	Washington State Health Care Facilities Authority Lease Revenue, 0.16%, 1/1/32, Enhanced by: LOC(a)	$8,500,000

Wisconsin (7.3%)
3,375,000	Beaver Dam Wisconsin Development Revenue, 0.21%, 12/1/36, Enhanced by: LOC(a)	3,375,000
6,375,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.20%, 9/1/40, Enhanced by: LOC(a)	6,375,000
7,500,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.21%, 3/1/36, Enhanced by: LOC(a)	7,500,000
20,000,000	Wisconsin State Operating Notes, 2.50%, 6/15/10	20,117,845

		37,367,845

Total Municipal Bonds		442,890,774

Commercial Paper (10.1%)
Illinois (3.9%)
5,000,000	Illinois Education, 0.28%, 9/15/10	5,000,000
15,000,000	Illinois Education, 0.40%, 3/11/10, Enhanced by: LOC	15,000,000

		20,000,000

Shares or Principal Amount	Security Description	Amortized Cost or Value
Commercial Paper, continued:
New York (3.9%)
$20,000,000	Metro Transit Authority New York, 0.38%, 3/11/10, Enhanced by: LOC	$20,000,000

Pennsylvania (1.2%)
5,995,000	Pennsylvania Port Authority, 0.40%, 4/9/10, Enhanced by: LOC	5,995,000

Washington (1.1%)
5,830,000	Port Seattle Washington, 0.40%, 3/4/10, Enhanced by: LOC	5,830,000

Total Commercial Paper		51,825,000

Investment Companies (3.8%)
19,692,857	Goldman Sachs Financial Square Funds-Tax-Free Money Market Fund	19,692,857
108,921	SEI Tax-Exempt Trust Institutional Tax Free, Class A	108,921

Total Investment Companies		19,801,778

Total Investments (Cost $514,517,552)(b)—99.9%		514,517,552
Other assets in excess of liabilities—0.1%		507,988

Net Assets—100.0%		$515,025,540

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2010. The date presented reflects the final maturity date.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

AGM—Assured Guaranty Municipal Corp.

AMT—Alternative Minimum Tax

LIQ FAC—Liquidity Facility

LOC—Letter of Credit

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds (93.9%)
Arizona (4.1%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$708,689
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	768,712

		1,477,401

California (0.4%)
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: AGM	10,632
10,000	Morgan Hill California Unified School District, GO, 5.00%, 8/1/12, Prerefunded 8/1/11 @ 101, Insured by: FGIC	10,763
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,226
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Insured by: AGM	15,002
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/10 @ 101, Insured by: AMBAC*	25,290
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/10 @ 100, Insured by: MBIA*	10,060

		151,973

Colorado (2.4%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	886,350

Florida (0.1%)
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/10 @ 100, Insured by: MBIA*	25,067
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100, Insured by: AGM*	20,272

		45,339

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Georgia (1.1%)
$10,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Continuously Callable @ 100, Insured by: NATL-RE, ETM	$10,574
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	396,753

		407,327

Hawaii (2.3%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	832,552

Illinois (6.7%)
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	332,091
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, Series A, 5.00%, 10/1/19, Continuously Callable @ 100	243,844
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101, Insured by: AGM*	258,062
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100, Insured by: AMBAC*	304,235
670,000	Will County Illinois Community High School District. No. 210 Lincoln-Way School Building, 5.00%, 1/1/17, Insured by: FGIC	767,981
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100, Insured by: FGIC*	528,815

		2,435,028

Indiana (4.5%)
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	417,674

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Indiana, continued:
$305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	$324,917
845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	902,223

		1,644,814

Iowa (4.6%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	751,838
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: MBIA*	846,288
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100, Insured by: AGM*	50,534

		1,648,660

Kentucky (0.0%)
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101, Insured by: AGM*	5,350
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100, Insured by: AGM*	10,539

		15,889

Maryland (1.8%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	647,185

Massachusetts (1.9%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: MBIA	673,008

Michigan (2.9%)
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF	512,035
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF	120,310
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 4/1/10 @ 100, Insured by: AMBAC	401,488

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Michigan, continued:
$25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable 8/1/10 @ 100	$25,447

		1,059,280

Minnesota (2.2%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	784,680

Mississippi (0.2%)
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100, Insured by: AGM*	61,118

Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	10,600

New York (0.1%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	29,201

North Carolina (2.2%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	785,452

Oklahoma (1.3%)
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100, Insured by: MBIA*	303,078
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	160,461

		463,539

Oregon (2.3%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	816,480

Pennsylvania (6.9%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	835,552

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Pennsylvania, continued:
$10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Continuously Callable @ 100, Insured by: Connie Lee, ETM(a)	$10,046
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100*	849,667
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	812,408

		2,507,673

South Carolina (2.2%)
775,000	South Carolina State, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	813,269

Tennessee (2.1%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	774,728

Texas (24.0%)
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/10 @ 100*	30,109
75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100, Insured by: FGIC*	78,249
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC*	171,859
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100, Insured by: PSF-GTD*	137,604
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	608,530
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	800,153
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: Assured Guaranty	652,518

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas (24.0%)
$750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	$844,628
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100, Insured by: PSF-GTD*	225,412
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD*	5,228
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD*	5,170
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC*	576,037
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Callable 7/1/10 @ 100, Insured by: AMBAC*	50,095
500,000	San Angelo Texas Independent School District, Series A, 4.00%, 2/15/16, Insured by: Assured Guaranty	541,205
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM	533,335
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100, Insured by: AGM*	214,210
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	503,154
750,000	Williamson County Texas Pass-Through Toll Bond, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	839,385
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	691,827
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	1,162,234

		8,670,942

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Virginia (2.2%)
$750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	$787,635

Washington (5.7%)
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100, Insured by: FGIC*	318,645
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	861,128
750,000	Washington State, GO, Series C, 5.00%, 1/1/17, Insured by: AMBAC	871,402

		2,051,175

Wisconsin (6.9%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	20,637
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	613,437

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Wisconsin, continued:
$250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	$266,650
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	631,979
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Callable 5/1/15 @ 100, Insured by: AGM*	954,694

		2,487,397

Wyoming (2.8%)
1,000,000	Lincoln County Wyoming Pollution Control Revenue, 0.09%, 8/1/15(b)	1,000,000

Total Municipal Bonds		33,968,695

Investments in Affiliates (5.4%)
1,941,808	Cavanal Hill Tax-Free Money Market Fund	1,941,808

Total Investments in Affiliates		1,941,808

Total Investments (Cost $34,203,523)(c)—99.3%		35,910,503
Other assets in excess of liabilities—0.7%		266,119

Net Assets—100.0%		$36,176,622

(a)	Security was fair valued at February 28, 2010, using procedures approved by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2010. The date presented reflects the final maturity date.
(c)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

GO—General Obligation

MBIA—Municipal Bond Insurance Association

NATL-RE—National Public Finance Guarantee Corporation

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified School Bond Loan Fund

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (5.8%)
$67,984	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$67,999
90,695	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	89,816
1,028,850	Alesco Preferred Funding Ltd., Series 8A, Class C2, 5.73%, 12/23/35(a)(b)(c)	20,577
113,321	Ameriquest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	111,953
152,337	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	135,105
36,696	Chase Funding Mortgage Loan Asset-Backed, Series 2001-4, Class 1A6, 6.24%, 1/25/13	34,218
33,622	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	30,611
566,735	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 2/25/35	485,798
34,077	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(c)	24,520
88,868	Countrywide Home Equity Loan Trust, Series 2004-C, Class F, 0.45%, 1/15/34(c)	42,831
1,431,421	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.10%, 11/25/34(c)	488,688
17,332	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(c)	14,782
750,279	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	475,193
281,479	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.06%, 9/25/33(c)	107,732
120,294	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(c)	102,182
263,863	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 3.87%, 7/25/33	234,234

Principal Amount	Security Description	Value
Asset Backed Securities, continued:
$781,752	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	$552,792
545,000	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(c)	268,345

Total Asset Backed Securities		3,287,376

Mortgage Backed Securities (62.1%)
32,765	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	32,550
154,122	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	153,566
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 3.11%, 5/25/35(c)	52,755
181,822	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 3.30%, 3/25/35(c)	159,749
1,157,645	American Home Mortgage Investment Trust, Series 2005-2, Class 5A3, 5.08%, 9/25/35(c)	1,166,191
550,000	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.30%, 6/25/36(c)	360,991
264,811	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	247,784
34,713	Banc of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	34,984
352,752	Banc of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	342,687
68,011	Banc of America Mortgage Securities, Series 2003-H, Class 2A3, 3.83%, 9/25/33(c)	63,727
55,408	Banc of America Mortgage Securities, Series 2004-E, Class 1A1, 4.05%, 6/25/34(c)	51,551
106,365	Banc of America Mortgage Securities, Series 2003-F, Class 2A1, 4.17%, 7/25/33(c)	100,208
34,857	Banc of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	34,809

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$76,746	Banc of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	$75,810
85,526	Banc of America Mortgage Securities, Series 2006-A, Class 2A1, 5.40%, 2/25/36(c)	67,894
34,388	Banc of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	34,418
127,061	Banc of America Mortgage Securities, Series 2005-2, Class 1A6, 5.50%, 3/25/35	118,510
54,850	Banc of America Mortgage Securities, Series 2006-B, Class 2A1, 6.03%, 11/20/36(c)	42,794
81,485	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 3.49%, 1/25/35(c)	70,682
208,372	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.58%, 10/25/36(c)	123,214
31,325	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 3.63%, 9/25/34(c)	23,750
74,229	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.63%, 10/25/35(c)	63,205
29,200	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.49%, 7/25/35(c)	20,181
382,781	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 5.66%, 2/25/36(c)	218,193
253,018	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.70%, 3/25/31(c)	235,315
14,501	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	14,562
278,836	Chase Mortgage Finance Corp., Series 2004-S2, Class 2A9, 5.00%, 2/25/34	277,021
76,765	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	77,952
27,441	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	27,509

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$387,879	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	$364,909
322,163	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.88%, 7/25/37(c)	300,162
90,740	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	82,831
53,487	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	54,473
94,336	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	94,890
19,009	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 1A1, 5.25%, 1/25/34	18,879
84,885	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	84,779
85,885	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	84,206
130,440	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	97,057
142,491	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.58%, 8/25/35(c)	123,594
956,138	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(d)	937,016
11,591	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	11,653
25,324	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	25,475
225,437	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	204,898
426,593	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	410,909
65,253	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	58,829

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$3,335	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	$3,387
82,556	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.79%, 7/20/35(c)	43,312
382,899	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	384,637
46,529	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	44,856
279,558	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	272,884
154,729	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	151,336
195,829	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	153,883
110,931	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	77,439
116,750	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	82,004
53,687	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	47,032
95,722	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	80,116
540,066	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	390,743
96,714	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	78,833
206,627	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	166,271
78,380	Countrywide Home Loans, Series 2003-58, Class 2A2, 3.44%, 2/19/34(c)	67,440
49,792	Countrywide Home Loans, Series 2003-60, Class 2A1, 3.57%, 2/25/34(c)	44,039

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$2,162	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.76%, 9/25/33(c)	$2,006
242,002	Countrywide Home Loans, Series 2004-12, Class 12A1, 3.97%, 8/25/34(c)	197,597
70,062	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	68,982
32	Countrywide Home Loans, Series 2003-J5, Class 1A1, 5.50%, 7/25/33	32
259,616	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	250,005
68,939	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	66,238
231,241	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	191,749
49,284	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 3.10%, 2/25/33(c)	46,016
319,588	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 3.41%, 11/25/32(c)	89,852
216,184	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.55%, 11/25/34(c)	204,093
54,518	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	54,194
100,267	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	93,030
23,776	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	24,382
15,385	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	13,220
86,218	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 8A2, 5.50%, 12/25/34	85,749
217,610	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	215,407

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$229,651	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	$222,188
93,867	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	95,633
244,599	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	125,152
139,743	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	140,325
8,499	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1B1, 0.33%, 10/25/36(c)	7,643
1,253,722	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(c)	1,163,207
94,065	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(c)	64,524
31,031	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36(c)	16,767
22,703	Fannie Mae, 2.48%, 6/1/19, Pool #91574(c)	23,055
246,705	Fannie Mae, 2.50%, 1/1/35, Pool #805386(c)	249,892
73,487	Fannie Mae, 2.89%, 12/1/22, Pool #303247(c)	73,882
53,264	Fannie Mae, 2.97%, 6/1/32, Pool #725286(c)	55,079
83,013	Fannie Mae, 3.04%, 2/1/30, Pool #556998(c)	85,590
53,948	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	55,377
15,596	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	16,353
38,899	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	37,662
66,806	Fannie Mae, 4.63%, 7/1/27, Pool #123496(c)	68,740
5,941	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	6,122
38,576	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	38,916
160,506	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(c)	160,186

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$158,376	Fannie Mae, 5.74%, 7/1/36, Pool #805386(c)	$165,334
51,106	Fannie Mae, Series 2006-10, Class LC, 5.75%, 9/25/20	51,740
23,036	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	24,263
275,133	Fannie Mae, Series 2513, Class PD, 6.00%, 2/15/32	286,687
4,906	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	5,033
5,793	Fannie Mae, Series 1993-183, Class K, 6.50%, 7/25/23	5,847
110,306	Fannie Mae, Series 2006-63, Class AE, 6.50%, 10/25/33	114,599
58,015	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(c)	58,001
1,104	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	1,232
11,904	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	12,841
43,817	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	44,902
4,278	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	4,707
19,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	20,906
6,794	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	7,223
61,352	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(c)	63,522
68,494	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.38%, 9/25/34(c)	58,162
137,228	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	130,593
314,429	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	256,265
154,318	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	104,004
276,059	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	269,533
78,833	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 2A1, 5.00%, 3/25/18	79,941

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$68,827	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 5.34%, 10/25/35(c)	$55,996
8,357	Freddie Mac, 2.50%, 3/1/17, Pool #350044(c)	8,459
25,693	Freddie Mac, Series 1228, Class M, 3.61%, 3/15/22(c)	25,639
59,486	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	60,715
30,800	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	31,937
1,050	Freddie Mac, Series 2957, Class KJ, 4.50%, 10/15/24	1,052
68,799	Freddie Mac, 5.81%, 4/1/36, Pool #1N0148(c)	71,855
18,065	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	19,230
50,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	54,469
12,462	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	12,975
27,497	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	27,567
2,857	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	2,893
5,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	5,274
8,224	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	8,300
16,405	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	17,887
3,639	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	4,014
11,587	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	11,593
5,592	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	6,028
5,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	5,400
15,782	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	17,478
11,001	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	12,073
74,355	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	74,014
55,132	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A2, 5.25%, 4/25/34	54,956

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$509,737	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.29%, 11/19/35(c)	$419,997
155,327	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.50%, 9/25/34	154,254
57,390	Government National Mortgage Assoc., 2.75%, 5/20/34, Pool #80916(c)	57,905
22,786	Government National Mortgage Assoc., 3.00%, 11/20/29, Pool #876947(c)	23,153
13,750	Government National Mortgage Assoc., 3.13%, 12/20/18, Pool #8437(c)	14,092
10,283	Government National Mortgage Assoc., 3.13%, 12/20/21, Pool #8889(c)	10,583
10,705	Government National Mortgage Assoc., 3.13%, 12/20/27, Pool #80141(c)	10,885
10,860	Government National Mortgage Assoc., 4.25%, 3/20/29, Pool #80263(c)	11,275
20,083	Government National Mortgage Assoc., 4.38%, 1/20/23, Pool #8123(c)	20,677
18,217	Government National Mortgage Assoc., 4.38%, 1/20/25, Pool #8580(c)	18,898
23,055	Government National Mortgage Assoc., 4.38%, 1/20/25, Pool #8585(c)	24,058
9,977	Government National Mortgage Assoc., 4.38%, 3/20/26, Pool #8832(c)	10,278
9,008	Government National Mortgage Assoc., 4.50%, 2/20/16, Pool #8103(c)	9,373
21,675	Government National Mortgage Assoc., Series 2002-52, Class CJ, 6.00%, 9/20/31	21,989
337	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	364
3,273	Government National Mortgage Assoc., Series 2002-12, Class MB, 6.50%, 10/20/31	3,302
430	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	479
556	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	619
928	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	1,049
185,843	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.54%, 4/25/35(c)	120,818
272,694	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 3.99%, 11/25/35(c)	236,327

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$74,653	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	$74,682
289,380	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	281,222
120,701	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	119,176
182,572	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	153,749
46,148	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	45,863
312,589	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.60%, 1/19/35(c)	232,923
94,080	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 5.31%, 12/19/35(c)	73,251
247,146	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 3.08%, 8/25/34(c)	196,943
23,188	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 3.59%, 10/25/34(c)	19,692
51,726	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.66%, 8/25/34(c)	33,099
288,127	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 5.61%, 9/25/36(c)	168,670
117,493	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 5.80%, 7/25/36(c)	76,786
154,915	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 5.88%, 8/25/36(c)	89,633
142,654	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A2, Class 3A1, 4.88%, 4/25/35(c)	142,245
50,000	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 4.97%, 10/25/35(c)	40,463
70,759	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 5.19%, 9/25/35(c)	61,695

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$41,634	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.94%, 8/25/36(c)	$36,460
385,226	JPMorgan Alternative Loan Trust, Series 2006-A7, Class 2A8, 5.83%, 12/25/36(c)	69,318
63,970	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.16%, 7/25/35(c)	59,913
90,925	JPMorgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	88,654
497,780	JPMorgan ReRemic, Series 2009-7, Class 8A1, 5.80%, 1/27/47(c)(d)	490,314
528,995	JPMorgan ReRemic, Series 2009-7, Class 12A1, 6.25%, 1/27/37(c)(d)	525,027
72,646	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	64,005
114,301	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	103,228
91,242	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.00%, 4/21/34(c)	87,917
444,231	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	441,177
488,721	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	477,915
18,453	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	18,099
883,694	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	810,789
56,772	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	55,903
19,898	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	17,404
2,753	Master Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 5/25/18	2,749
336,511	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	339,062

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$218,646	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	$223,908
133,612	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	130,721
91,438	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	93,310
113,025	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	117,881
96,497	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.21%, 9/25/17(c)	95,804
71,525	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 4.05%, 7/25/34(c)	62,170
9,046	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 3.17%, 2/25/34(c)	9,040
106,024	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.48%, 12/25/34(c)	98,891
223,842	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 3.58%, 8/25/34(c)	191,021
132,885	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.88%, 8/25/34(c)	111,692
120,126	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.39%, 8/25/35(c)	83,241
635,000	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36	331,952
350,263	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	352,279
120,000	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	119,699
146,528	RAAC, Series 2004-SP2, Class A1, 5.96%, 1/25/17(c)	139,460
276,820	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.08%, 9/25/34(c)	254,603
163,991	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	165,074

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$68,084	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	$62,585
130,548	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	125,702
79,809	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 5.91%, 1/25/36(c)	41,632
197,024	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	109,692
92,681	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	93,927
65,373	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	67,155
14,920	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	14,668
44,022	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	43,868
113,973	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	112,976
88,778	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	86,461
112,226	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	66,241
153,957	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	114,425
65,955	Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 6/25/18	65,714
65,463	Residential Funding Mortgage Securities I, Series 2002-S17, Class A1, 5.00%, 11/25/17	63,837
34,032	Residential Funding Mortgage Securities I, Series 2003-S6, Class A1, 5.00%, 4/25/18	34,200
145,121	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	138,432

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$182,296	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	$168,948
198,098	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	191,926
142,282	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	144,020
11,779	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.95%, 2/25/34(c)	10,401
193,510	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.98%, 6/25/34(c)	167,197
151,355	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.98%, 12/25/34(c)	109,818
135,253	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.02%, 11/25/34(c)	97,871
657,514	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 3.29%, 4/25/34(c)	541,876
82,575	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 5.25%, 12/25/35(c)	58,728
76,535	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.77%, 12/27/35(c)(e)	47,452
435,953	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	435,141
101,385	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.71%, 7/25/33(c)	89,629
353,375	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	353,240
1,201,908	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	1,065,309
406,643	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	370,363
82,359	Structured Asset Securities Corp., Series 2002-3, Class 2A2, 6.50%, 3/25/32	81,298

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$3,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	$1,843
544,128	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.34%, 8/20/35(c)	369,286
47,050	WAMU Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.67%, 7/25/44(c)	30,358
618,946	WAMU Mortgage Pass-Through Certificates, Series 2003-S8, Class A4, 4.50%, 9/25/18	608,080
1,321	WAMU Mortgage Pass-Through Certificates, Series 2003-S2, Class A2, 5.00%, 5/25/18	1,320
59,618	Washington Mutual, Series 2004-AR3, Class A2, 3.12%, 6/25/34(c)	56,010
201,309	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	185,339
79,255	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	79,329
77,148	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	77,992
10,639	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	10,964
22,957	Washington Mutual, Series 2006-AR8, Class 1A1, 5.84%, 8/25/46(c)	19,955
811,774	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	807,358
257,749	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 4.82%, 10/25/35(c)	237,578
693,020	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.60%, 11/25/36(c)	585,939
265,312	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8, Class A2, 5.87%, 10/25/36(c)	249,865
142,270	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 5.92%, 9/25/36(c)	120,842
15,995	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS6, Class 3A1, 4.55%, 5/25/33	15,992

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$107,954	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS7, Class 2A1, 5.50%, 10/25/17	$107,902
76,581	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	75,798
130,309	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	107,037
235,443	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.87%, 2/25/35(c)	211,886
48,080	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 3.17%, 5/25/35(c)	44,457
51,902	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 3.40%, 7/25/34(c)	50,775
144,346	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 3.42%, 10/25/35(c)	139,451
44,142	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 3.90%, 12/25/34(c)	44,200
106,155	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.53%, 6/25/34(c)	103,463
54,274	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 5.22%, 4/25/36(c)	49,215
86,929	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	87,405

Total Mortgage Backed Securities		34,902,836

Corporate Bonds (12.5%)
Banking (2.5%)
625,000	Bank of America Corp., 5.25%, 12/1/15	633,833
750,000	Citigroup, Inc., 5.85%, 7/2/13	792,306

		1,426,139

Diversified Financial Services (1.6%)
485,000	Charles Schwab Corp., 4.95%, 6/1/14	521,040
350,000	General Electric Capital Corp., 4.15%, 5/15/12	362,787

		883,827

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Electric Integrated (1.8%)
$965,000	Old Dominion Electric Cooperative, Series A, 6.25%, 6/1/11	$1,017,996

Financial Services (4.9%)
2,000,000	Lehman Brothers Holdings, 6.00%, 7/19/12(f)	450,000
500,000	Morgan Stanley, Series F, 6.00%, 4/28/15, GMTN	534,085
1,500,000	Preferred Term Securities IV, 4.91%, 6/24/34, Continuously Callable @ 100(c)(d)	645,000
500,000	Preferred Term Securities IX, 2.05%, 4/3/33, Continuously Callable @ 100(a)(c)	55,000
687,869	Preferred Term Securities V, 2.35%, 4/3/32, Continuously Callable @ 100(c)(d)	275,148
1,000,000	Preferred Term Securities XXIII, 6.15%, 12/22/16(a)	777,500
2,605,230	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.70%, 8/5/36(a)(c)	13,026

		2,749,759

Insurance (1.7%)
500,000	Jackson National Life Global, 5.38%, 5/8/13(d)	536,858
350,000	MetLife, Inc., 6.75%, 6/1/16	388,841

		925,699

Total Corporate Bonds		7,003,420

U.S. Government Agency Securities (4.5%)
1,000,000	Federal Home Loan Bank Series 1 0.50%, 8/24/12, Callable 5/24/10 @ 100(g)	1,000,083
500,000	1.25%, 2/19/13, Callable 5/19/10 @ 100(g)	500,874
1,000,000	Federal Home Loan Mortgage Corp., 2.05%, 4/22/13, Callable 4/22/10 @ 100	1,002,396

Total U.S. Government Agency Securities		2,503,353

U.S. Treasury Obligations (3.6%)
	U.S. Treasury Notes
1,000,000	0.88%, 5/31/11	1,005,859
1,000,000	0.88%, 1/31/12	1,002,070

Total U.S. Treasury Obligations		2,007,929

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Concluded

February 28, 2010

(Unaudited)

Shares	Security Description	Value
Investments in Affiliates (10.1%)
5,664,241	Cavanal Hill Cash Management Fund, Institutional Class	$5,664,241

Total Investments in Affiliates		5,664,241

Total Investments (Cost $67,869,790)(h)—98.6%		55,369,155
Other assets in excess of liabilities—1.4%		811,746

Net Assets—100.0%		$56,180,901

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Issuer has deferred on the payment of interest.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2010. The date presented reflects the final maturity date.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Security was fair valued at February 28, 2010, using procedures approved by the Board of Trustees.
(f)	Issuer has defaulted on the payment of interest.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2010.
(h)	Represents cost for financial reporting purposes.

GMTN—Global Medium Term Note

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (3.4%)
$15,108	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$15,111
51,394	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	50,896
659,283	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.40%, 12/23/37(a)(b)(c)	6,593
784,525	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(c)	7,845
106,636	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	94,573
95,601	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.90%, 12/25/34(b)	87,951
23,907	Park Place Securities, Inc., Series 2005-WHQ4, Class A2C, 0.48%, 9/25/35(b)	23,754
187,653	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.08%, 9/25/33(b)	71,821
469,051	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	331,675

Total Asset Backed Securities		690,219

Mortgage Backed Securities (56.4%)
155,279	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35	131,150
106,324	Banc of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	98,400
393	Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A2, 4.04%, 11/10/39	393
46,468	Banc of America Funding Corp., Series 2004-B, Class 5A1, 3.77%, 11/20/34(b)	35,123
97,606	Banc of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	98,003
117,958	Banc of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	119,783

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$103,522	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.62%, 11/25/34(b)	$92,675
110,980	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.91%, 10/25/33(b)	111,795
25,588	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	25,984
154,069	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	141,045
204,838	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	168,127
103,536	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	102,242
41,351	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	34,392
22,849	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	22,713
113,591	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	108,373
105,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	89,733
120,418	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	105,870
348,734	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	203,587
339,295	Countrywide Alternative Loan Trust, Series 2005-57CB, Class 3A4, 5.50%, 12/25/35	173,634
101,712	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	100,775
57,395	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	49,981
284,245	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	205,654

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$101,049	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	$100,796
134,445	Countrywide Home Loans, Series 2004-12, Class 12A1, 3.97%, 8/25/34(b)	109,776
176,968	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	175,364
106,215	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	102,548
114,706	Countrywide Home Loans, Series 2004-2, Class 2A1, 5.28%, 2/25/34(b)	114,242
73,464	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	58,828
85,881	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	88,109
80,594	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	80,922
75,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	65,917
116,165	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	113,007
169,487	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	155,505
60,197	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	58,240
215,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	125,750
4,251	Fannie Mae, Series 1992-45, Class F, 3.24%, 4/25/22(b)	4,247
18,991	Fannie Mae, 3.38%, 7/1/23, Pool #224951(b)	19,529
31,965	Fannie Mae, 4.09%, 9/1/33, Pool #739372(b)	33,220
8,856	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	9,193

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$25,271	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	$25,903
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	34,829
60,983	Fannie Mae, 5.56%, 1/1/37, Pool #906675(b)	63,827
123	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	132
26,971	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	29,402
2,002	Fannie Mae, 6.00%, 4/1/35, Pool #735503	2,151
17,597	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	19,431
12,873	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	14,180
43,455	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 7/25/14 @ 100*	46,918
3,069	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	3,422
18,099	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	19,937
12,964	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	14,411
2,040	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	2,298
9,930	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	10,975
4,054	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	4,532
3,307	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	3,759
1,556	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,706
69,730	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	70,296
1,687	Freddie Mac, Series 1227, Class P, 4.02%, 3/15/22(b)	1,687
97,686	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	102,422
17,007	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	17,254
35,141	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	36,514
90,335	Freddie Mac, 5.23%, 8/1/34, Pool #755230(b)	94,823

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$4,983	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	$5,438
30,152	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	32,270
38,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	41,344
59,496	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	62,209
17,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	18,528
31,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	33,771
35,607	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	37,072
18,635	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	20,505
19,486	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	21,234
15,300	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	16,506
18,175	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	18,962
7,359	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	8,069
16,152	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	16,534
6,435	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	7,317
25,335	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	27,806
37,357	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	41,372
4,871	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	4,885
2,152	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	2,162
8,972	Freddie Mac, 9.00%, 5/1/16, Pool #170164	9,958
9,398	Freddie Mac, 9.00%, 6/1/16, Pool #170171	10,418
10,911	Freddie Mac, 9.00%, 9/1/16, Pool #170192	12,128
6,518	Freddie Mac, 9.50%, 6/1/16, Pool #274005	7,334
6,760	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	6,728

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$10,785	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	$11,107
18,322	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	19,245
24,938	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	27,772
470	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	524
7,621	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	8,287
4,258	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	4,881
13,726	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	15,770
2,192	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,513
554	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	634
1,327	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,518
4,647	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	5,317
22,556	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	25,806
27,572	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	31,655
1,117	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,285
43,959	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	44,137
13,133	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	13,138
78,389	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.74%, 4/25/37(b)	50,087
355,000	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.02%, 2/25/35(b)	291,689
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 5.21%, 9/25/35(b)	491,641
130,000	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 5.48%, 10/25/36(b)	75,890

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$57,311	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.76%, 4/25/36(b)	$51,293
76,977	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	77,398
93,247	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	92,605
88,930	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	86,985
147,408	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	146,394
97,089	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	83,572
228,301	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	196,518
32,136	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	27,878
82,505	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	75,698
112,113	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	106,227
62,047	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	63,317
88,050	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36	82,598
145,490	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	144,876
185,309	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(b)	140,332
279,088	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	187,781
173,602	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35	133,822

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$145,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	$70,236
90,609	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(b)	89,703
23,697	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	24,189
146,528	RAAC, Series 2004-SP2, Class A1, 5.96%, 1/25/17(b)	139,460
83,074	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	81,750
111,058	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	110,317
40,035	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	38,549
89,535	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	75,747
102,576	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	89,530
233,034	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	205,252
75,861	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	73,382
70,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	38,293
113,905	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	48,218
231,554	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	195,590
75,147	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	74,490
169,424	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	133,496

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$238,341	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	$152,813
66,377	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	65,284
63,765	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	63,187
48,094	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 11/25/18	46,944
54,092	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	53,992
127,647	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	122,491
7,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	6,796
20,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	18,138
70,014	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	70,539
921	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	936
248,937	Structured Mortgage Loan, Series 2004-3AC, Class A1, 3.01%, 3/25/34(b)	220,976
57,395	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	62,651
272,064	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.34%, 8/20/35(b)	184,643
169,649	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	172,034
28,384	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	28,304
138,846	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	137,110
7,067	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	7,030

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$197,421	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	$141,650
79,712	Wells Fargo Mortgage Backed Securities Trust, Series 2003-14, Class 1A1, 4.75%, 12/25/18	80,036
27,213	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.86%, 5/25/34(b)	26,817
133,723	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	136,283
344,923	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	335,533
335,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	152,010

Total Mortgage Backed Securities		11,312,573

Corporate Bonds (25.8%)
Banking (3.0%)
250,000	Bank of America Corp., 5.25%, 12/1/15	253,533
100,000	Bank of America Corp., 6.50%, 8/1/16	107,496
225,000	Citigroup, Inc., 5.85%, 7/2/13	237,692

		598,721

Diversified Manufacturing Operations (5.2%)
1,000,000	General Electric Co., 5.25%, 12/6/17	1,049,405

Financial Services (12.9%)
1,000,000	American General Finance, 6.90%, 12/15/17	717,251
75,000	Household Finance Corp., 6.60%, 6/15/11	78,300
50,000	Household Finance Corp., 6.80%, 5/15/11	52,210
500,000	I-Preferred Term Securities, 2.36%, 12/11/32, Continuously Callable @ 100(a)(b)	105,000
225,000	Morgan Stanley, Series F, 6.00%, 4/28/15, GMTN	240,338
500,000	Preferred Term Securities IX, 2.05%, 4/3/33, Continuously Callable @ 100(a)(b)	55,000
500,000	Preferred Term Securities XI, 1.85%, 9/24/33, Continuously Callable @ 100(a)(b)	75,000

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$1,000,000	Preferred Term Securities XXIII, 6.15%, 12/22/16(a)	$777,500
973,987	Preferred Term Securities XX, 0.70%, 3/22/38, Callable 12/22/10 @ 100(b)(d)*	331,156
1,028,851	Preferred Term Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @ 100(b)(d)*	133,750
2,171,025	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.70%, 8/5/36(a)(b)	10,855

		2,576,360

Insurance (1.1%)
200,000	MetLife, Inc., 6.75%, 6/1/16	222,195

Security Brokers & Dealers (3.4%)
300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	311,559
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	2,750
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	374,903

		689,212

Telecommunications (0.2%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/5/10 @ 101.37*	46,948

Total Corporate Bonds		5,182,841

Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds (5.6%)
Georgia (5.1%)
$1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/10 @ 100, Insured by: AGM*	$1,018,680

Wisconsin (0.5%)
95,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/10 @ 100, Enhanced by: LOC*	95,210

Total Taxable Municipal Bonds		1,113,890

U.S. Government Agency Security (0.8%)
155,000	Fannie Mae, 3.00%, 1/28/25, Callable 7/28/10 @ 100(f)	156,704

U.S. Treasury Obligations (5.3%)
550,000	U.S. Treasury Note, 2.75%, 2/15/19	518,848
550,000	U.S. Treasury Notes, 0.88%, 3/31/11	553,008

Total U.S. Treasury Obligations		1,071,856

Investments in Affiliates (2.0%)
404,343	Cavanal Hill Cash Management Fund, Institutional Class	404,343

Total Investments in Affiliates		404,343

Total Investments (Cost $28,528,264)(g)—99.3%		19,932,426
Other assets in excess of liabilities—0.7%		136,774

Net Assets—100.0%		$20,069,200

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2010. The date presented reflects the final maturity date.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2010.
(g)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM—Assured Guaranty Municipal Corp.

GMTN—Global Medium Term Note

GO—General Obligation

LOC—Letter of Credit

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (1.2%)
$7,554	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$7,556
48,370	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	47,902
507,141	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.40%, 12/23/37(a)(b)(c)	5,072
784,525	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(c)	7,845
76,169	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	67,552
181,642	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.90%, 12/25/34(b)	167,107

Total Asset Backed Securities		303,034

Mortgage Backed Securities (63.4%)
91,587	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	92,875
101,497	Banc of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	82,511
105,693	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	63,151
95,000	Banc of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	75,673
158,035	Banc of America Mortgage Securities, Series 2003-6, Class 1A36, 5.25%, 8/25/33	155,345
92,000	Banc of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	90,307
220,214	Banc of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	204,063
171,989	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 5.61%, 11/25/36(b)	102,651
137,505	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.00%, 1/25/34(b)	129,480

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$33,054	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	$31,330
5,047	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	4,631
247,088	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	249,168
4,007	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	3,763
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	31,235
122,903	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	100,876
512,358	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36	314,382
85,656	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	58,187
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	11,244
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	78,044
281,568	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	278,049
57,755	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	52,602
253,000	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	137,772
100,000	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	30,930
560,000	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	311,174
100,000	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	48,995
738,250	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	467,405

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$750,000	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	$405,325
12,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	11,706
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	101,023
66,643	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	62,492
246,123	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	242,405
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	99,764
228,436	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	225,690
32,467	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	32,730
78,477	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	78,280
88,587	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	82,455
10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	9,896
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	20,206
106,000	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	94,383
250,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35(d)	192,500
615,511	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	459,812
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	59,784

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$315,733	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	$211,788
108,465	Credit Suisse Mortgage Capital Certificate, Series 2006-8, Class 1A1, 4.50%, 10/25/21	80,366
39,892	Fannie Mae, 2.83%, 12/1/27, Pool #422279(b)	40,752
5,972	Fannie Mae, 4.50%, 5/1/19, Pool #761398	6,297
2,722	Fannie Mae, 5.00%, 3/1/18, Pool #688031	2,896
9,304	Fannie Mae, 5.00%, 8/1/33, Pool #730856	9,696
8,242	Fannie Mae, 5.00%, 7/1/35, Pool #832198	8,573
125,058	Fannie Mae, 5.15%, 2/1/33, Pool #683235(b)	131,812
5,375	Fannie Mae, 5.50%, 2/1/33, Pool #683351	5,693
2,344	Fannie Mae, 5.50%, 9/1/34, Pool #725773	2,478
57,483	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	63,895
72,263	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	77,660
67,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	73,913
5,626	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	5,992
54,753	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	59,862
41,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	44,080
45,704	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(b)	41,235
173,424	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 4.72%, 8/25/42(b)	180,748
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	302,636
80,000	First Horizon Mortgage Pass-Through Trust, Series 2003-8, Class 1A10, 5.25%, 10/25/33	66,311
1,731	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	1,644

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$43,820	Freddie Mac, 3.22%, 4/1/24, Pool #409624(b)	$44,867
5,197	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	5,596
26,705	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	27,804
15,007	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	16,288
1,301	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	1,442
26,753	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	29,361
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	147,563
9,534	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	10,276
115,154	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	123,684
26,759	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	28,953
57,464	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	62,330
97,686	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	102,422
26,308	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	28,327
92,130	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	88,744
39,615	Freddie Mac, Series 2994, Class NC, 5.00%, 10/15/28	40,293
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	70,041
19,651	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33	18,769
155,000	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	151,223
17,590	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	19,534
33,715	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	37,645
23,437	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	26,448
13,919	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	15,980
557	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	639

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$8,594	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	$9,852
3,802	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	3,844
21,882	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	23,655
38,619	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	38,131
325,661	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(b)	209,938
103,350	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34(d)	93,015
880,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.97%, 8/25/35(b)	675,561
163,169	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.68%, 4/25/36(b)	128,086
61,738	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.96%, 6/25/36(b)	52,803
218,593	JPMorgan ReRemic, Series 2009-7, Class 12A1, 6.25%, 1/27/37(b)(e)	216,953
24,061	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	22,935
180,992	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	181,558
428,414	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	419,365
79,060	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	77,911
75,471	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	69,245
221,057	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	216,809
285,377	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	245,647

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$97,089	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	$83,572
219,682	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	202,794
121,575	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	109,513
104,383	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	105,753
34,795	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	35,599
14,578	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	14,390
59,809	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	59,360
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	206,019
128,764	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.43%, 4/25/29(b)	107,460
182,524	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	181,754
41,801	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	40,162
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	420,562
702,455	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	660,856
100,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	54,704
50,098	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	49,660
750,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	542,461
372,098	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	300,793

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$57,456	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	$58,009
47,156	Structured Adjustable Rate Mortgage Loan, Series 2006-5, Class 4A1, 5.81%, 6/25/36(b)	30,509
16,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	15,534
285,356	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	244,583
133,832	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	127,073
216,167	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	210,864
49,623	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	47,995
83,717	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	46,437
136,032	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.34%, 8/20/35(b)	92,321
712,000	Washington Mutual Mortgage Pass-Through, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	516,188
61,014	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	59,537
13,989	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	13,745
15,222	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	15,141
1,892	Wells Fargo Mortgage Backed Securities Trust, Series 2004-0, Class A1, 4.87%, 8/25/34(b)	1,906
113,507	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	116,636
141,335	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	140,032

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$225,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	$102,096

Total Mortgage Backed Securities		15,600,176

Corporate Bonds (21.7%)
Banking (1.9%)
250,000	Bank of America Corp., 5.25%, 12/1/15	253,533
100,000	Bank of America Corp., 6.50%, 8/1/16	107,496
100,000	UBS AG Stamford CT YD, 5.88%, 12/20/17	104,181

		465,210

Diversified Manufacturing Operations (3.2%)
750,000	General Electric Co., 5.25%, 12/6/17	787,054

Financial Services (8.1%)
500,000	American General Finance, 6.90%, 12/15/17	358,625
100,000	American International Group, Inc., 4.25%, 5/15/13(e)	92,447
545,000	General Electric Capital Corp., 5.45%, 1/15/13	586,067
500,000	I-Preferred Term Securities, 2.36%, 12/11/32, Continuously Callable @ 100(a)(b)	105,000
250,000	Morgan Stanley, Series F, 6.00%, 4/28/15, GMTN	267,043
1,000,000	Preferred Term Securities IX, 2.05%, 4/3/33, Continuously Callable @ 100(a)(b)	110,000
500,000	Preferred Term Securities XI, 1.85%, 9/24/33, Continuously Callable @ 100(a)(b)	75,000
500,000	Preferred Term Securities XXIII, 6.15%, 12/22/16(a)	388,750
1,085,512	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.70%, 8/5/36(a)(b)	5,428

		1,988,360

Insurance (1.2%)
100,000	Aflac, Inc., 8.50%, 5/15/19	118,166
175,000	MetLife, Inc., 6.75%, 6/1/16	194,420

		312,586

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Security Brokers & Dealers (5.0%)
$500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	$519,265
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(f)	1,750
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	718,992

		1,240,007

Telecommunications (1.0%)
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/5/10 @ 101.37*	126,760
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/5/10 @ 101.37*	118,309

		245,069

Telecommunications—Services & Equipment (1.3%)
250,000	Verizon Communications, 8.75%, 11/1/18	315,364

Total Corporate Bonds		5,353,650

Taxable Municipal Bonds (6.4%)
Georgia (4.1%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/10 @ 100, Insured by: AGM*	1,018,680

Missouri (1.8%)
445,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA/FNMA/FHLMC*	436,803

Wisconsin (0.5%)
110,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/10 @ 100, Enhanced by: LOC*	110,243

Total Taxable Municipal Bonds		1,565,726

U.S. Government Agency Securities (1.7%)
	Fannie Mae
250,000	3.00%, 12/30/24, Callable 6/30/10 @ 100(g)	251,498
175,000	3.00%, 1/28/25, Callable 7/28/10 @ 100(g)	176,924

Total U.S. Government Agency Securities		428,422

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Concluded

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
U.S. Treasury Obligation (1.9%)
$500,000	U.S. Treasury Note, 2.75%, 2/15/19	$471,679

Total U.S. Treasury Obligation		471,679

Shares	Security Description	Value
Investments in Affiliates (2.0%)
492,541	Cavanal Hill Cash Management Fund, Institutional Class	$492,541

Total Investments in Affiliates		492,541

Total Investments (Cost $31,016,970)(h)—98.3%		24,215,228
Other assets in excess of liabilities—1.7%		412,906

Net Assets—100.0%		$24,628,134

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2010. The date presented reflects the final maturity date.
(c)	Issuer has deferred on the payment of interest.
(d)	Security was fair valued at February 28, 2010, using procedures approved by the Board of Trustees.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(f)	Issuer has defaulted on the payment of interest.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2010.
(h)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM—Assured Guaranty Municipal Corp.

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

GO—General Obligation

LOC—Letter of Credit

YD—Yankee Dollar

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

February 28, 2010

(Unaudited)

Shares	Security Description	Value
Common Stocks (55.3%)
Aerospace/Defense (0.8%)
2,925	General Dynamics Corp.	$212,209
2,370	Northrop Grumman Corp.	145,186
1,510	Raytheon Co.	84,922
20	Rockwell Collins, Inc.	1,126

		443,443

Airlines (0.1%)
725	Alaska Air Group, Inc.(a)	25,375
625	Continental Airlines, Inc., Class B(a)	12,912
40	Copa Holdings SA, Class A	2,176

		40,463

Apparel/Footwear (0.3%)
8,240	Foot Locker, Inc.	106,873
730	Phillips-Van Heusen Corp.	31,770
755	Urban Outfitters, Inc.(a)	24,318

		162,961

Apparel Manufacturers (0.7%)
2,385	Cherokee, Inc.	40,784
1,495	Cintas Corp.	37,061
1,955	Coach, Inc.	71,240
900	Columbia Sportswear Co.	41,256
1,660	NIKE, Inc., Class B	112,216
320	Polo Ralph Lauren Corp.	25,578
1,235	VF Corp.	95,564

		423,699

Auto Parts & Equipment (0.1%)
1,695	Johnson Controls, Inc.	52,714
605	The Goodyear Tire & Rubber Co.(a)	7,859

		60,573

Automotive Parts (0.1%)
255	Advance Auto Parts, Inc.	10,404
645	Magna International, Inc., Class A	36,758
755	Wabco Holdings, Inc.	20,189

		67,351

Banking (2.6%)
21,785	Bank of America Corp.	362,938
1,335	Bank of Hawaii Corp.	56,350
1,155	BB&T Corp.	32,952
6,000	First Niagara Financial Group, Inc.	84,240
8,635	Hudson City Bancorp, Inc.	116,745
8,065	JPMorgan Chase & Co.	338,488
1,385	The Charles Schwab Corp.	25,359
10,355	U.S. Bancorp	254,837
3,115	Washington Federal, Inc.	60,712

Shares	Security Description	Value
Common Stocks, continued:
Banking, continued:
6,900	Wells Fargo & Co.	$188,646
3,530	Western Alliance Bancorp(a)	20,333

		1,541,600

Banks (0.4%)
10,135	Marshall & Ilsley Corp.	71,756
1,975	Simmons First National Corp., Class A	52,456
2,050	State Street Corp.	92,065

		216,277

Beverages (0.4%)
1,100	Diageo PLC ADR	71,808
255	Molson Coors Brewing Co., Class B	10,297
2,195	PepsiCo, Inc.	137,122
420	The Boston Beer Co., Inc.(a)	19,874
270	The Coca-Cola Co.	14,234

		253,335

Biotechnology (0.1%)
980	Life Technologies Corp.(a)	49,745

Broadcasting/Cable (0.6%)
5,815	CBS Corp., Class B	75,537
17,525	Comcast Corp., Class A	288,111

		363,648

Building Materials (0.7%)
8,290	Masco Corp.	110,837
5,225	Nucor Corp.	216,315
160	The Valspar Corp.	4,378
1,640	USG Corp.(a)	22,107
1,415	Vulcan Materials Co.	61,425

		415,062

Business Equipment & Services (0.4%)
2,440	Accenture PLC, Class A	97,527
510	FTI Consulting, Inc.(a)	18,737
240	Juniper Networks, Inc.(a)	6,715
3,025	Pitney Bowes, Inc.	69,273
660	WESCO International, Inc.(a)	19,067
635	Xerox Corp.	5,950

		217,269

Chemicals (0.8%)
2,365	E.I. du Pont de Nemours & Co.	79,748
1,275	Ecolab, Inc.	53,729
11,625	Huntsman Corp.	159,611
265	International Flavors & Fragrances, Inc.	11,159
925	Praxair, Inc.	69,505
1,885	RPM International, Inc.	36,286

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Chemicals, continued:
855	The Dow Chemical Co.	$24,205
295	The Mosaic Co.	17,225

		451,468

Coal (0.1%)
610	Alpha Natural Resources, Inc.(a)	28,066
665	Massey Energy Corp.	28,642

		56,708

Commercial Services (0.2%)
1,510	Genpact Ltd.(a)	22,786
1,895	Jacobs Engineering Group, Inc.(a)	73,526
370	Lender Processing Services, Inc.	14,127
2,175	Navigant Consulting, Inc.(a)	25,295

		135,734

Computer Software & Services (0.5%)
1,545	Computer Sciences Corp.(a)	80,016
2,475	Liberty Media Corp., (Interactive), Class A(a)	31,160
5,535	Microsoft Corp.	158,633
350	Oracle Corp.	8,627

		278,436

Computers & Peripherals (2.6%)
2,415	Apple Computer, Inc.(a)	494,157
12,490	Cisco Systems, Inc.(a)	303,882
6,135	Dell, Inc.(a)	81,166
4,365	Hewlett-Packard Co.	221,698
1,440	International Business Machines Corp.	183,111
6,630	NetApp, Inc.(a)	198,966
850	Western Digital Corp.(a)	32,836

		1,515,816

Construction (0.6%)
4,125	D.R. Horton, Inc.	50,985
4,075	Fluor Corp.	174,410
2,980	Granite Construction, Inc.	82,337
780	URS Corp.(a)	36,270

		344,002

Consumer Products (1.1%)
4,065	Avon Products, Inc.	123,739
2,795	JAKKS Pacific, Inc.(a)	34,518
11,560	Mattel, Inc.	254,204
385	Pactiv Corp.(a)	9,533
3,930	The Procter & Gamble Co.	248,690

		670,684

Shares	Security Description	Value
Common Stocks, continued:
Diversified Financial Services (1.1%)
335	CME Group, Inc.	$101,066
80	Interactive Data Corp.	2,425
2,185	Jefferies Group, Inc.	54,538
3,195	The Goldman Sachs Group, Inc.	499,538

		657,567

Diversified Manufacturing Operations (0.9%)
580	3M Co.	46,487
150	Corning, Inc.	2,645
1,310	Danaher Corp.	96,901
15,020	General Electric Co.	241,221
540	Leggett & Platt, Inc.	10,233
655	Lennox International, Inc.	27,641
4,345	Packaging Corp. of America	103,411
1,435	Textron, Inc.	28,585

		557,124

Drugs Wholesale (0.3%)
6,155	AmerisourceBergen Corp.	172,586

Education (0.1%)
1,065	Apollo Group, Inc., Class A(a)	63,772

Electric Integrated (0.4%)
2,650	CMS Energy Corp.	40,466
120	Consolidated Edison, Inc.	5,130
275	DPL, Inc.	7,299
6,755	Mirant Corp.(a)	84,978
2,030	Northwestern Corp.	50,851
12,730	RRI Energy, Inc.(a)	54,102

		242,826

Electrical Components & Equipment (0.2%)
2,610	GrafTech International Ltd.(a)	32,599
4,330	Molex, Inc.	88,548

		121,147

Electronic Components/Instruments (1.2%)
945	Amphenol Corp., Class A	39,359
100	AVX Corp.	1,230
3,630	Emerson Electric Co.	171,844
1,575	FLIR Systems, Inc.(a)	42,226
1,250	Garmin Ltd.	39,938
6,495	Jabil Circuit, Inc.	98,529
885	L-3 Communications Holdings, Inc.	80,907
715	Rambus, Inc.(a)	15,694
4,160	Thermo Fisher Scientific, Inc.(a)	202,883

		692,610

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Engineering & Construction (0.1%)
155	Aecom Technology Corp.(a)	$4,201
1,405	McDermott International, Inc.(a)	32,104

		36,305

Entertainment (0.2%)
570	Carnival Corp.	20,497
400	DreamWorks Animation SKG, Inc.(a)	17,384
2,940	International Game Technology	51,597
1,825	The Walt Disney Co.	57,013

		146,491

Finance—Investment Bank/Brokerage (0.0%)
1,115	TD Ameritrade Holding Corp.(a)	19,501

Financial Services (2.0%)
270	Automatic Data Processing, Inc.	11,235
1,450	Broadridge Financial Solutions, Inc.	30,508
1,940	Coinstar, Inc.(a)	57,579
9,630	Discover Financial Services	131,449
1,040	Eaton Vance Corp.	31,398
180	Equifax, Inc.	5,807
2,920	Fidelity National Information Services, Inc.	65,817
1,025	First Cash Financial Services, Inc.(a)	21,750
505	IntercontinentalExchange, Inc.(a)	54,181
1,835	Investment Technology Group, Inc.(a)	31,232
6,155	Morgan Stanley	173,448
3,800	Ocwen Financial Corp.(a)	41,078
5,155	Raymond James Financial, Inc.	133,308
3,230	T. Rowe Price Group, Inc.	163,729
2,085	The NASDAQ OMX Group, Inc.(a)	38,844
2,075	Visa, Inc.	176,956

		1,168,319

Food Products & Services (1.3%)
6,065	Archer-Daniels-Midland Co.	178,068
1,035	Campbell Soup Co.	34,497
1,405	Dean Foods Co.(a)	20,499
5,785	Del Monte Foods Co.	67,800
60	Flowers Foods, Inc.	1,529
1,825	General Mills, Inc.	131,418
2,355	Safeway, Inc.	58,687
8,150	Sysco Corp.	235,535
2,190	The Kroger Co.	48,399

		776,432

Food—Miscellaneous/Diversified (0.8%)
2,790	H.J. Heinz Co.	128,061
5,285	The J.M. Smucker Co.	315,409

		443,470

Shares	Security Description	Value
Common Stocks, continued:
Forest Products & Paper (0.2%)
2,710	Plum Creek Timber Co., Inc.	$96,828

Health Care (0.7%)
650	Community Health Systems, Inc.(a)	22,275
30	Express Scripts, Inc.(a)	2,880
4,590	Humana, Inc.(a)	217,245
190	Lincare Holdings, Inc.(a)	7,630
10,180	Tenet Healthcare Corp.(a)	53,649
3,745	UnitedHealth Group, Inc.	126,806

		430,485

Healthcare—Products (0.1%)
1,415	Herbalife Ltd.	56,671

Healthcare—Services (0.2%)
45	MEDNAX, Inc.(a)	2,407
4,905	NutriSystem, Inc.	94,912

		97,319

Holding Companies (0.1%)
1,815	Impala Platinum Holdings Ltd. ADR	44,468

Hotels (0.1%)
1,790	Boyd Gaming Corp.(a)	13,676
480	MGM MIRAGE(a)	5,059
2,985	Orient-Express Hotels Ltd.(a)	34,119
905	Starwood Hotels & Resorts Worldwide, Inc.	35,023

		87,877

Insurance (1.4%)
180	Allied World Assurance Co. Holdings Ltd.	8,298
1,575	Aspen Insurance Holdings Ltd.	44,510
1,150	Assurant, Inc.	35,098
1,765	Cincinnati Financial Corp.	47,479
55	Endurance Specialty Holdings Ltd.	2,115
815	First American Corp.	26,267
3,780	Genworth Financial, Inc., Class A(a)	60,253
7,420	MetLife, Inc.	270,014
2,150	StanCorp Financial Group, Inc.	92,407
275	The Hartford Financial Services Group, Inc.	6,702
2,435	The Travelers Cos., Inc.	128,057
150	Torchmark Corp.	6,975
725	Unitrin, Inc.	17,516
170	Validus Holdings Ltd.	4,758
3,075	Willis Group Holdings PLC	91,573

		842,022

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Internet (0.9%)
510	Equinix, Inc.(a)	$48,180
165	Google, Inc., Class A(a)	86,922
3,690	IAC/InterActiveCorp(a)	82,619
40	priceline.com, Inc.(a)	9,070
2,040	Qwest Communications International, Inc.	9,302
2,000	Sohu.com, Inc.(a)	102,420
12,705	Yahoo!, Inc.(a)	194,514

		533,027

Investment Companies (0.3%)
720	BlackRock, Inc.	157,536

Leisure Time (0.0%)
280	Royal Caribbean Cruises Ltd.(a)	7,916

Machinery & Equipment (0.8%)
2,145	H&E Equipment Services, Inc.(a)	20,849
3,270	Joy Global, Inc.	166,116
500	Roper Industries, Inc.	27,720
7,930	The Manitowoc Co., Inc.	92,464
1,720	United Technologies Corp.	118,078
385	W.W. Grainger, Inc.	39,135

		464,362

Machinery—Diversified (0.5%)
4,495	Pall Corp.	177,418
2,250	Teleflex, Inc.	137,115

		314,533

Media (0.4%)
1,265	Meredith Corp.	38,861
7,770	News Corp., Class A	103,885
985	The New York Times Co., Class A(a)	10,776
2,490	Viacom, Inc., Class B(a)	73,828

		227,350

Medical Equipment & Supplies (1.0%)
1,445	Becton, Dickinson & Co.	112,522
11,190	Boston Scientific Corp.(a)	86,611
435	Haemonetics Corp.(a)	23,268
45	Henry Schein, Inc.(a)	2,557
1,740	Hologic, Inc.(a)	30,015
3,400	Johnson & Johnson	214,200
1,830	Stryker Corp.	97,173

		566,346

Medical Products (0.1%)
1,940	Volcano Corp.(a)	39,945

Shares	Security Description	Value
Common Stocks, continued:
Medical—Biotechnology (0.0%)
520	Biogen Idec, Inc.(a)	$28,605

Metals (0.4%)
4,077	Allegheny Technologies, Inc.	178,002
685	Cliffs Natural Resources, Inc.	38,634
45	Schnitzer Steel Industries, Inc.	2,055

		218,691

Metals—Processing & Fabrication (0.8%)
915	AK Steel Holding Corp.	19,700
5,295	Alcoa, Inc.	70,423
2,959	Century Aluminum Co.(a)	36,070
5,805	Commercial Metals Co.	95,202
845	Freeport-McMoran Copper & Gold, Inc.	63,510
925	General Cable Corp.(a)	22,598
935	Shaw Group, Inc.(a)	32,445
350	Southern Copper Corp.	10,276
2,100	Steel Dynamics, Inc.	34,293
3,395	Titanium Metals Corp.(a)	40,027
450	United States Steel Corp.	23,823

		448,367

Mining (0.2%)
1,375	Compass Minerals International, Inc.	103,854

Oil & Gas (0.1%)
210	Dresser-Rand Group, Inc.(a)	6,491
1,555	Seahawk Drilling, Inc.(a)	31,955

		38,446

Oil & Gas Exploration, Production and Services (4.0%)
1,330	Apache Corp.	137,841
2,705	Baker Hughes, Inc.	129,624
2,975	Cabot Oil & Gas Corp.	119,416
90	Cameron International Corp.(a)	3,702
6,000	Chesapeake Energy Corp.	159,420
360	CNX Gas Corp.(a)	9,428
3,215	Concho Resources, Inc.(a)	149,337
1,400	Devon Energy Corp.	96,404
425	Diamond Offshore Drilling, Inc.	37,111
1,545	EXCO Resources, Inc.	29,216
1,305	Forest Oil Corp.(a)	35,365
3,695	Halliburton Co.	111,404
1,275	Helmerich & Payne, Inc.	51,663
2,785	Hess Corp.	163,758
1,750	Lufkin Industries, Inc.	127,837
920	Murphy Oil Corp.	47,748
625	Nabors Industries Ltd.(a)	13,775
5,815	National-Oilwell Varco, Inc.	252,778
1,700	Noble Corp.	71,842

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services, continued:
775	Oil States International, Inc.(a)	$33,340
4,880	Patterson-UTI Energy, Inc.	75,347
1,915	Pride International, Inc.(a)	53,582
3,400	SandRidge Energy, Inc.(a)	26,996
1,730	Sasol ADR	63,370
405	Schlumberger Ltd.	24,746
4,585	Smith International, Inc.	187,939
880	Southwestern Energy Co.(a)	37,444
1,280	Tesoro Corp.	15,258
605	Ultra Petroleum Corp.(a)	27,667
1,105	Valero Energy Corp.	19,360
3,585	Weatherford International Ltd.(a)	59,834

		2,372,552

Oil—Integrated Companies (2.5%)
4,035	Chevron Corp.	291,730
5,510	ConocoPhillips	264,480
7,240	Exxon Mobil Corp.	470,600
8,360	Marathon Oil Corp.	242,022
1,470	Occidental Petroleum Corp.	117,380
2,255	Sunoco, Inc.	59,464

		1,445,676

Packaging & Containers (0.1%)
910	Ball Corp.	49,176
350	Bemis Co., Inc.	10,245
225	Crown Holdings, Inc.(a)	6,147
380	Sealed Air Corp.	7,763
370	Sonoco Products Co.	10,945

		84,276

Paper Products (0.2%)
1,475	Kimberly-Clark Corp.	89,591

Personal Services (0.1%)
1,300	Hillenbrand, Inc.	26,065
1,865	Service Corp. International	15,032
885	VCA Antech, Inc.(a)	21,081

		62,178

Pharmaceuticals (2.6%)
4,575	Abbott Laboratories	248,331
640	Amgen, Inc.(a)	36,230
4,137	Bristol-Myers Squibb Co.	101,398
40	Cephalon, Inc.(a)	2,747
825	Charles River Laboratories International, Inc.(a)	31,284
5,715	Endo Pharmaceuticals Holdings, Inc.(a)	130,016
2,525	Forest Laboratories, Inc.(a)	75,447

Shares	Security Description	Value
Common Stocks, continued:
Pharmaceuticals, continued:
2,540	Genzyme Corp.(a)	$145,288
270	Gilead Sciences, Inc.(a)	12,855
6,543	Merck & Co., Inc.	241,306
4,750	Mylan, Inc.(a)	101,365
535	NBTY, Inc.(a)	24,289
985	OSI Pharmaceuticals, Inc.(a)	36,465
12,053	Pfizer, Inc.	211,530
2,775	Roche Holding AG ADR	115,745
415	Valeant Pharmaceuticals International(a)	15,446

		1,529,742

Pipelines (0.9%)
730	El Paso Corp.	7,643
1,115	Kinder Morgan Energy Partners LP	71,694
2,425	Magellan Midstream Partners LP	109,707
1,995	ONEOK Partners LP	120,997
705	ONEOK, Inc.	31,253
1,025	Spectra Energy Corp.	22,345
8,895	The Williams Cos., Inc.	191,598

		555,237

Printing & Publishing (0.2%)
6,130	Gannett Co., Inc.	92,869
825	The McGraw-Hill Cos., Inc.	28,215

		121,084

Property Management (0.1%)
1,975	Corrections Corp. of America(a)	42,265

Real Estate Investment Trusts (1.6%)
355	Alexandria Real Estate Equities, Inc.	21,875
1,920	American Campus Communities, Inc.	53,069
4,450	Annaly Capital Management, Inc.	81,791
145	BRE Properties, Inc.	4,888
1,440	Camden Property Trust	57,672
1,405	CapitalSource, Inc.	7,727
3,980	Duke Realty Corp.	44,178
775	HCP, Inc.	22,304
5,930	Hospitality Properties Trust	130,282
2,335	HRPT Properties Trust	16,392
730	Liberty Property Trust	22,579
590	Mack-Cali Realty Corp.	19,789
2,910	ProLogis	37,510
1,040	Public Storage	85,478
9,100	Redwood Trust, Inc.	129,675
240	SL Green Realty Corp.	12,254
4,045	Sovran Self Storage, Inc.	128,348
700	Taubman Centers, Inc.	27,111
595	Weingarten Realty Investors	12,251

		915,173

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Rental—Retail (0.1%)
1,180	Aaron’s, Inc.	$35,011

Restaurants (0.7%)
3,545	Darden Restaurants, Inc.	143,750
1,985	Domino’s Pizza, Inc.(a)	24,793
1,475	McDonald’s Corp.	94,179
865	Panera Bread Co., Class A(a)	62,963
1,980	Yum! Brands, Inc.	66,765

		392,450

Retail (3.3%)
1,470	99 Cent Only Stores(a)	24,255
970	Aeropostale, Inc.(a)	34,299
970	America’s Car-Mart, Inc.(a)	25,647
3,620	American Eagle Outfitters, Inc.	61,069
125	AutoZone, Inc.(a)	20,741
3,810	Barnes & Noble, Inc.	76,467
4,060	Best Buy Co., Inc.	148,190
2,105	Big Lots, Inc.(a)	70,518
1,780	BJ’s Wholesale Club, Inc.(a)	64,383
375	CarMax, Inc.(a)	7,571
1,070	Cash America International, Inc.	41,013
70	Costco Wholesale Corp.	4,268
4,270	CVS Corp.	144,112
3,780	Dollar Tree, Inc.(a)	210,697
8,630	Family Dollar Stores, Inc.	284,704
9,980	Fred’s Inc., Class A	103,293
2,765	GameStop Corp., Class A(a)	47,558
3,040	Kohl’s Corp.(a)	163,613
590	Lowe’s Cos., Inc.	13,989
1,560	The Buckle, Inc.	45,661
5,970	The Gap, Inc.	128,355
3,440	The TJX Cos., Inc.	143,207
1,295	Wal-Mart Stores, Inc.	70,021
175	Walgreen Co.	6,167

		1,939,798

Savings & Loans (0.3%)
11,920	New York Community Bancorp, Inc.	184,641

Semiconductors (2.6%)
1,700	Altera Corp.	41,531
195	Analog Devices, Inc.	5,702
3,755	Applied Materials, Inc.	45,961
1,545	FormFactor, Inc.(a)	25,415
900	Integrated Device Technology, Inc.(a)	4,923
22,745	Intel Corp.	466,955
1,175	Intersil Corp.	17,437
1,230	Linear Technology Corp.	33,419
5,670	Maxim Integrated Products, Inc.	105,008

Shares	Security Description	Value
Common Stocks, continued:
Semiconductors, continued:
4,445	Microchip Technology, Inc.	$120,282
2,860	National Semiconductor Corp.	41,413
20,140	ON Semiconductor Corp.(a)	160,315
10,070	SanDisk Corp.(a)	293,339
3,000	Texas Instruments, Inc.	73,140
4,340	Xilinx, Inc.	112,102

		1,546,942

Software (0.1%)
3,695	CA, Inc.	83,137

Technology (0.4%)
4,080	SAIC, Inc.(a)	80,376
2,110	Waters Corp.(a)	125,883

		206,259

Telecommunications (1.3%)
1,300	ADTRAN, Inc.	30,394
6,320	AT&T, Inc.	156,799
4,500	CenturyTel, Inc.	154,215
2,642	Leap Wireless International, Inc.(a)	37,701
850	Liberty Global, Inc., Class A(a)	22,848
1,020	MetroPCS Communications, Inc.(a)	6,294
1,845	NII Holdings, Inc.(a)	69,040
10,290	Verizon Communications, Inc.	297,690

		774,981

Telecommunications—Services & Equipment (0.5%)
90	American Tower Corp., Class A(a)	3,839
5,430	QUALCOMM, Inc.	199,227
2,705	Telus Corp.	84,937

		288,003

Tobacco & Tobacco Products (0.8%)
3,095	Altria Group, Inc.	62,271
615	Lorillard, Inc.	44,920
5,315	Philip Morris International, Inc.	260,329
1,530	Reynolds American, Inc.	80,784

		448,304

Toys/Games/Hobbies (0.1%)
870	Hasbro, Inc.	31,129

Transportation (0.2%)
565	Alexander & Baldwin, Inc.	18,182
25	C.H. Robinson Worldwide, Inc.	1,333
2,490	Hertz Global Holdings, Inc.(a)	23,406
1,240	Tidewater, Inc.	55,267

		98,188

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Transportation & Shipping (0.8%)
2,480	Arkansas Best Corp.	$65,075
1,435	FedEx Corp.	121,631
685	Frontline Ltd.	18,461
1,114	GulfMark Offshore, Inc., Class A(a)	27,404
760	J.B. Hunt Transport Services, Inc.	26,965
2,950	Kirby Corp.(a)	97,379
2,120	Norfolk Southern Corp.	109,032

		465,947

Utilities (0.3%)
5,070	Calpine Corp.(a)	55,466
650	Constellation Energy Group	22,795
5,145	NRG Energy, Inc.(a)	112,367

		190,628

Utilities—Electric (0.5%)
5,960	Ameren Corp.	147,272
1,170	Edison International	38,177
490	Exelon Corp. .	21,217
3,025	Public Service Enterprise Group, Inc.	89,903

		296,569

Utilities—Natural Gas (0.5%)
4,675	NiSource, Inc.	70,218
10,035	UGI Corp.	251,377

		321,595

Vitamins & Nutrition Products (0.2%)
3,055	Mead Johnson Nutrition Co.	144,501

Waste Disposal (0.2%)
3,925	Republic Services, Inc.	110,449
75	Waste Connections, Inc.(a)	2,522
500	Waste Management, Inc.	16,510

		129,481

Total Common Stocks		32,406,410

Asset Backed Securities (0.3%)
$7,554	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(b)	7,555
15,116	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(b)	14,969
19,042	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(b)	16,888

Principal Amount	Security Description	Value
Asset Backed Securities, continued:
$93,826	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.06%, 9/25/33(c)	$35,911
127,619	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.18%, 4/25/29(c)	110,811

Total Asset Backed Securities		186,134

Mortgage Backed Securities (17.8%)
350,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35	219,652
394,797	Banc of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	347,497
333,905	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	270,724
155,322	Banc of America Funding Corp., Series 2003-3, Class 1A33, 5.50%, 10/25/33	156,841
100,000	Banc of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	97,073
100,000	Banc of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	62,409
201,572	Banc of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	195,821
182,516	Banc of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	170,011
30,000	Banc of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	29,220
50,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	46,569
59,256	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.73%, 9/25/34(c)	20,768
597,250	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 5.41%, 4/25/37(c)	345,072

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$272,105	Chase Mortgage Finance Corp., Series 2003-S11, Class 3A1, 5.50%, 10/25/33	$275,676
164,369	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.87%, 7/25/37(c)	153,144
345,000	Chaseflex Trust, Series 2006-2, Class A4, 6.34%, 9/25/36	175,754
303,776	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	221,498
158,368	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 5.13%, 5/25/35(c)	136,637
428,653	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	380,429
16,966	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	17,043
48,682	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	46,446
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	45,057
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	98,744
151,328	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A4, 5.50%, 8/25/34	143,954
74,000	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	32,049
67,000	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	34,077
369,125	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	233,702
39,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	16,839
33,012	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	29,793

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$10,997	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	$11,060
177,708	Countrywide Home Loans, Series 2005-22, Class 2A1, 5.17%, 11/25/35(c)	124,079
19,337	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	18,366
110,000	Countrywide Home Loans, Series 2003-44, Class A5, 5.50%, 10/25/33	107,791
150,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35(d)	115,500
272,454	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	242,595
219,825	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	164,218
25,097	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	25,113
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	25,691
85,854	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	51,298
250,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	146,222
254,602	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(c)	236,221
76,729	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	79,929
235,741	Fannie Mae, 4.50%, 4/1/35, Pool #814522	240,479
9,251	Fannie Mae, 5.00%, 3/1/18, Pool #681351	9,844
17,824	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	18,365
20,077	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	20,316

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$245,854	Fannie Mae, 5.50%, 10/1/35, Pool #838584	$259,570
26,322	Fannie Mae, 6.00%, 5/1/35, Pool #357778	28,112
33,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	36,341
148,347	Fannie Mae Grantor Trust, Series 2002-T6, Class A1, 3.31%, 2/25/32	140,374
138,029	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	134,766
136,114	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A3, 5.81%, 8/25/37(c)	38,051
28,295	Freddie Mac, 2.47%, 6/1/28, Pool #605508(c)	28,426
108,909	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	110,435
151,824	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	155,220
32,254	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	33,165
16,229	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	17,287
13,617	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	14,505
51,119	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	53,925
25,041	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	25,571
25,740	Freddie Mac, Series 2579, Class KJ, 5.50%, 3/15/33	26,121
18,877	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	20,021
11,866	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	12,883
2,671	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	2,780
52,949	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	57,013
195,896	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	216,281
5,760	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	6,208
53,235	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	57,674

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$10,243	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	$11,407
44,622	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	49,824
32,945	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	32,648
220,052	GSR Mortgage Loan Trust, 5.50%, 3/25/35	211,316
28,175	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	25,815
379,889	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	307,554
28,543	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	24,570
228,775	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	217,515
175,964	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	161,447
22,605	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	23,576
98,337	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	99,628
673,437	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(c)	509,987
161,277	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(c)	108,513
235,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	113,830
88,145	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	74,925
50,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	27,352
98,062	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	90,676

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$36,750	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	$35,590
200,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	144,656
106,314	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	85,941
300,000	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	234,428
16,208	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	14,923
240,163	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	212,305
80,487	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	82,705
350,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	303,273
147,251	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	123,806

Total Mortgage Backed Securities		10,442,525

Corporate Bonds (9.1%)
Aerospace/Defense (0.9%)
500,000	Boeing Capital Corp., 6.50%, 2/15/12	549,765

Banking (3.1%)
375,000	Bank of America Corp., 5.25%, 12/1/15	380,299
750,000	Bank of America Corp., 6.50%, 8/1/16	806,221
250,000	Citigroup, Inc., 5.50%, 4/11/13	261,687
375,000	Citigroup, Inc., 5.85%, 7/2/13	396,153

		1,844,360

Diversified Financial Services (0.5%)
250,000	Charles Schwab Corp., 4.95%, 6/1/14	268,577

Diversified Manufacturing Operations (0.7%)
375,000	General Electric Co., 5.25%, 12/6/17	393,527

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services (1.1%)
$150,000	American General Finance, 6.90%, 12/15/17	$107,588
200,000	Morgan Stanley, Series F, 6.00%, 4/28/15, GMTN	213,634
300,000	Preferred Term Securities XXIII, 6.15%, 12/22/16(b)	233,250
194,797	Preferred Term Securities XX, 0.70%, 3/22/38, Callable 12/22/10 @ 100(c)(e)	66,231
255,297	Reg Diversified Funding, 1.57%, 1/25/36(b)(c)	2,170
271,378	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.70%, 8/5/36(b)(c)	1,357

		624,230

Insurance (1.0%)
250,000	Aflac, Inc., 8.50%, 5/15/19	295,415
250,000	Jackson National Life Global, 5.38%, 5/8/13(e)	268,429

		563,844

Real Estate Investment Trusts (0.3%)
200,000	Arden Realty LP, 5.25%, 3/1/15	205,628

Retail (0.5%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	291,220

Security Brokers & Dealers (0.4%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	207,706
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(f)	875

		208,581

Telecommunications (0.6%)
250,000	AT&T, Inc., 6.25%, 3/15/11	264,386
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	103,031

		367,417

Total Corporate Bonds		5,317,149

Taxable Municipal Bonds (0.4%)
Illinois (0.2%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	152,556

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Concluded

February 28, 2010

(Unaudited)

Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Missouri (0.2%)
$100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	$98,258

Total Taxable Municipal Bonds		250,814

U.S. Government Agency Securities (3.0%)
	Fannie Mae
250,000	3.00%, 12/30/24, Callable 6/30/10 @ 100(g)	251,498
500,000	5.00%, 2/13/17	552,785
	Freddie Mac
600,000	2.50%, 1/7/14	610,901
250,000	4.50%, 8/26/19(g)	250,000
125,000	5.00%, 6/15/28	131,817

Total U.S. Government Agency Securities		1,797,001

U.S. Treasury Obligations (6.0%)
	U.S. Treasury Notes
810,000	0.88%, 3/31/11	814,430
810,000	2.75%, 2/15/19	764,121
1,000,000	4.50%, 11/15/15	1,106,328
750,000	4.50%, 2/15/16	827,285

Total U.S. Treasury Obligations		3,512,164

Shares	Security Description	Value
Investment Companies (5.9%)
52,462	iShares MSCI EAFE Index Fund	$2,760,550
17,421	iShares MSCI Emerging Markets Index	678,722

Total Investment Companies		3,439,272

Investments in Affiliates (2.2%)
1,310,911	Cavanal Hill Cash Management Fund, Institutional Class	1,310,911

Total Investments in Affiliates		1,310,911

Total Investments (Cost $55,331,023)(h)—100.0%		58,662,380
Liabilities in excess of other assets—0.0%		(26,378)

Net Assets—100.0%		$58,636,002

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2010. The date presented reflects the final maturity date.
(d)	Security was fair valued at February 28, 2010, using procedures approved by the Board of Trustees.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(f)	Issuer has defaulted on the payment of interest.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2010.
(h)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR—American Depositary Receipt

GMTN—Global Medium Term Note

See notes to financial statements.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

February 28, 2010

(Unaudited)

Shares	Security Description	Value
Common Stocks (95.4%)
Apparel Manufacturers (1.5%)
5,745	NIKE, Inc., Class B	$388,362

Banking (6.4%)
61,160	Bank of America Corp.	1,018,926
5,400	JPMorgan Chase & Co.	226,638
19,225	U.S. Bancorp	473,127

		1,718,691

Beverages (1.7%)
7,425	PepsiCo, Inc.	463,840

Business Equipment & Services (1.3%)
8,500	Accenture PLC, Class A	339,745

Chemicals (0.9%)
3,150	Praxair, Inc.	236,691

Computers & Peripherals (12.7%)
5,920	Apple Computer, Inc.(a)	1,211,350
29,490	Cisco Systems, Inc.(a)	717,492
18,195	Dell, Inc.(a)	240,720
11,035	Hewlett-Packard Co.	560,468
2,080	International Business Machines Corp.	264,493
13,535	NetApp, Inc.(a)	406,185

		3,400,708

Construction (0.6%)
3,765	Fluor Corp.	161,142

Consumer Products (2.1%)
8,020	Avon Products, Inc.	244,129
14,850	Mattel, Inc.	326,551

		570,680

Diversified Financial Services (3.1%)
5,205	The Goldman Sachs Group, Inc.	813,802

Diversified Manufacturing Operations (1.3%)
4,665	Danaher Corp.	345,070

Education (0.8%)
3,560	Apollo Group, Inc., Class A(a)	213,173

Electronic Components/Instruments (4.3%)
8,715	Emerson Electric Co.	412,568
2,950	L-3 Communications Holdings, Inc.	269,689
9,280	Thermo Fisher Scientific, Inc.(a)	452,586

		1,134,843

Financial Services (3.6%)
14,100	Discover Financial Services	192,465
8,165	T. Rowe Price Group, Inc.	413,884
4,040	Visa, Inc.	344,531

		950,880

Shares	Security Description	Value
Common Stocks, continued:
Food Products & Services (2.8%)
11,705	Archer-Daniels-Midland Co.	$343,659
13,735	Sysco Corp.	396,941

		740,600

Food-Miscellaneous/Diversified (1.0%)
6,025	H.J. Heinz Co.	276,547

Internet (2.6%)
44,990	Yahoo!, Inc.(a)	688,797

Machinery & Equipment (1.6%)
6,030	United Technologies Corp.	413,959

Medical Equipment & Supplies (4.0%)
5,760	Becton, Dickinson & Co.	448,531
39,180	Boston Scientific Corp.(a)	303,253
6,105	Stryker Corp.	324,176

		1,075,960

Metals-Processing & Fabrication (1.0%)
19,120	Alcoa, Inc.	254,296

Oil & Gas Exploration, Production and Services (10.8%)
4,535	Apache Corp.	470,007
9,435	Baker Hughes, Inc.	452,125
8,550	Chesapeake Energy Corp.	227,174
5,105	Devon Energy Corp.	351,530
8,970	Halliburton Co.	270,445
5,065	National-Oilwell Varco, Inc.	220,176
5,645	Noble Corp.	238,558
10,875	Smith International, Inc.	445,766
12,755	Weatherford International Ltd.(a)	212,881

		2,888,662

Oil-Integrated Companies (0.9%)
3,515	Exxon Mobil Corp.	228,475

Paper Products (0.7%)
3,265	Kimberly-Clark Corp.	198,316

Pharmaceuticals (2.6%)
7,855	Bristol-Myers Squibb Co.	192,526
8,620	Genzyme Corp.(a)	493,064

		685,590

Pipelines (1.2%)
15,340	The Williams Cos., Inc.	330,424

Restaurants (1.1%)
4,745	McDonald’s Corp.	302,968

Retail (9.9%)
13,650	Barnes & Noble, Inc.	273,956
13,825	Best Buy Co., Inc.	504,613

See notes to financial statements.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded

February 28, 2010

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Retail, continued:
14,635	CVS Corp.	$493,931
12,035	Family Dollar Stores, Inc.	397,035
10,720	Kohl’s Corp.(a)	576,950
9,745	The TJX Cos., Inc.	405,684

		2,652,169

Savings & Loans (2.8%)
48,700	New York Community Bancorp, Inc.	754,363

Semiconductors (2.8%)
24,950	Intel Corp.	512,224
10,040	Texas Instruments, Inc.	244,775

		756,999

Technology (1.0%)
4,570	Waters Corp.(a)	272,646

Telecommunications—Services & Equipment (1.8%)
13,020	QUALCOMM, Inc.	477,704

Tobacco & Tobacco Products (2.2%)
12,095	Philip Morris International, Inc.	592,413

Transportation & Shipping (2.2%)
4,795	FedEx Corp.	406,424
3,685	Norfolk Southern Corp.	189,520

		595,944

Vitamins & Nutrition Products (0.9%)
5,307	Mead Johnson Nutrition Co.	251,021

Waste Disposal (1.2%)
11,275	Republic Services, Inc.	317,278

Total Common Stocks		25,492,758

Investment Company (1.1%)
2,115	ProShares UltraPro S&P 500	308,304

Total Investment Companies		308,304

Investments in Affiliates (4.8%)
1,281,648	Cavanal Hill Cash Management Fund, Institutional Class	1,281,648

Total Investments in Affiliates		1,281,648

Total Investments (Cost $23,962,450)(b)—101.3%		27,082,710
Liabilities in excess of other assets—(1.3)%		(350,060)

Net Assets—100.0%		$26,732,650

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

CAVANAL HILL FUNDS

Notes to Financial Statements

February 28, 2010

(Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of February 28, 2010, the Trust offered shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund, (with each Fund individually referred to as a “Fund” and collectively “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund and the U.S. Large Cap Equity Fund are authorized to issue an unlimited number of shares in two classes of shares for each Fund: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. The Money Market Funds are authorized to issue an unlimited number of shares in five classes of shares for each Money Market Fund: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of February 28, 2010, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the Money Market Funds were not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2010

(Unaudited)

The following is a summary categorization, as of February 28, 2010, of each Fund’s investments based on the level of inputs utilized in determining the value of such investment:

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
U.S. Treasury Fund
Corporate Bonds[1]	$—	$64,867,674	$—	$64,867,674
U.S. Treasury Obligations	—	150,527,969	—	150,527,969
Repurchase Agreements	—	514,454,158	—	514,454,158

Total Investments	—	729,849,801	—	729,849,801

Cash Management Fund
Certificates of Deposit[1]	—	175,001,272	—	175,001,272
Commercial Paper[1]	—	219,081,606	—	219,081,606
Corporate Bonds[1]	—	152,391,679	—	152,391,679
U.S. Government Agency Securities	—	161,005,405	—	161,005,405
Repurchase Agreements	—	305,085,867	—	305,085,867

Total Investments	—	1,012,565,829	—	1,012,565,829

Tax-Free Money Market Fund
Municipal Bonds[2]	—	442,890,774	—	442,890,774
Commercial Paper[2]	—	51,825,000	—	51,825,000
Investment Companies	19,801,778	—	—	19,801,778

Total Investments	19,801,778	494,715,774	—	514,517,552

Intermediate Tax-Free Bond Fund
Municipal Bonds[2]	—	33,968,695	—	33,968,695
Investments in Affiliates	1,941,808	—	—	1,941,808

Total Investments	1,941,808	33,968,695	—	35,910,503

Short-Term Income Fund
Asset Backed Securities	—	3,287,376	—	3,287,376
Mortgage Backed Securities	—	34,902,836	—	34,902,836
Corporate Bonds[1]	—	7,003,420	—	7,003,420
U.S. Government Agency Securities	—	2,503,353	—	2,503,353
U.S. Treasury Obligations	—	2,007,929	—	2,007,929
Investments in Affiliates	5,664,241	—	—	5,664,241

Total Investments	5,664,241	49,704,914	—	55,369,155

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2010

(Unaudited)

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Intermediate Bond Fund
Asset Backed Securities	$—	$690,219	$—	$690,219
Mortgage Backed Securities	—	11,312,573	—	11,312,573
Corporate Bonds[1]	—	5,182,841	—	5,182,841
Taxable Municipal Bonds[2]	—	1,113,890	—	1,113,890
U.S. Government Agency Security	—	156,704	—	156,704
U.S. Treasury Obligations	—	1,071,856	—	1,071,856
Investments in Affiliates	404,343	—	—	404,343

Total Investments	404,343	19,528,083	—	19,932,426

Bond Fund
Asset Backed Securities	—	303,034	—	303,034
Mortgage Backed Securities	—	15,600,176	—	15,600,176
Corporate Bonds[1]	—	5,353,650	—	5,353,650
Taxable Municipal Bonds[2]	—	1,565,726	—	1,565,726
U.S. Government Agency Securities		428,422		428,422
U.S. Treasury Obligation	—	471,679	—	471,679
Investments in Affiliates	492,541	—	—	492,541

Total Investments	492,541	23,722,687	—	24,215,228

Balanced Fund
Common Stocks[1]	32,406,410	—	—	32,406,410
Asset Backed Securities	—	186,134	—	186,134
Mortgage Backed Securities	—	10,442,525	—	10,442,525
Corporate Bonds[1]	—	5,317,149	—	5,317,149
Taxable Municipal Bonds[2]	—	250,814	—	250,814
U.S. Government Agency Securities	—	1,797,001	—	1,797,001
U.S. Treasury Obligations	—	3,512,164	—	3,512,164
Investment Companies	3,439,272	—	—	3,439,272
Investments in Affiliates	1,310,911	—	—	1,310,911

Total Investments	37,156,593	21,505,787	—	58,662,380

U.S. Large Cap Equity Fund
Common Stocks[1]	25,492,758	—	—	25,492,758
Investment Company	308,304	—	—	308,304
Investments in Affiliates	1,281,648	—	—	1,281,648

Total Investments	27,082,710	—	—	27,082,710

1.	Please see the Schedule of Portfolio Investments for Industry classification.
2.	Please see the Schedule of Portfolio Investments for State classification.

As of September 1, 2009, there were no Level 3 securities in the Funds.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2010

(Unaudited)

maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund ( the “Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

Fixed income securities will be valued using matrix pricing as determined by a Board approved independent pricing service. Short-term fixed income securities (i.e. securities with 60 days or fewer to maturity) are valued at amortized cost, which approximates current value.

Open-ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price.

Repurchase agreements will be valued at original cost.

In cases where market prices for portfolio securities are not readily available or in cases when prices provided by pricing services are believed to not reflect current value, a Pricing Committee established by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of such portfolio securities.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund designates cash and marketable securities equal in value to commitments for when-issued securities. As of February 28, 2010, the Funds held no when-issued securities.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At February 28, 2010, the Short-Term Income Fund, Intermediate

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2010

(Unaudited)

Bond Fund, Bond Fund, and Balanced Fund held illiquid restricted securities representing 2.06%, 5.97%, 3.33%, and 0.47% of net assets, respectively. The illiquid restricted securities held as of February 28, 2010, are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Short-Term Income Fund:
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3	7/15/2003	$62,460	$67,984	$67,999
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F	7/28/2003	86,642	90,695	89,816
Alesco Preferred Funding Ltd., Series 8A, Class C2	7/24/2007	1,011,650	1,028,850	20,577
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/19/2003	141,673	152,337	135,105
Preferred Term Securities IX, 2.05%, 4/3/33	3/17/2003	500,000	500,000	55,000
Preferred Term Securities XXIII, 6.15%, 12/22/36	9/22/2006	952,393	1,000,000	777,500
Taberna Preferred Funding Ltd., Series, 2006-5A, Class A3	2/16/2007	2,592,830	2,605,230	13,026

Intermediate Bond Fund:
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3	6/8/2004	13,754	15,108	15,111
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F	7/28/2003	48,875	51,394	50,896
Alesco Preferred Funding Ltd., Series 15A, Class C1	11/27/2007	532,073	659,283	6,593
Alesco Preferred Funding Ltd., Series 15A, Class C2	8/4/2008	176,336	784,525	7,845
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/19/2003	99,171	106,636	94,573
I-Preferred Term Securities, 2.36%, 12/11/32	4/9/2003	502,835	500,000	105,000
Preferred Term Securities IX, 2.05%, 4/3/33	3/18/2003	500,000	500,000	55,000
Preferred Term Securities XI, 1.85%, 9/24/33	9/12/2003	500,000	500,000	75,000
Preferred Term Securities XXIII, 6.15%, 12/22/36	9/22/2006	952,393	1,000,000	777,500
Taberna Preferred Funding Ltd., Series, 2006-5A, Class A3	2/16/2007	2,164,125	2,171,025	10,855

Bond Fund:
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3	7/15/2003	6,940	7,554	7,556
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F	7/28/2003	46,209	48,370	47,902
Alesco Preferred Funding Ltd., Series 15A, Class C1	11/27/2007	409,287	507,141	5,072
Alesco Preferred Funding Ltd., Series 15A, Class C2	8/4/2008	176,336	784,525	7,845
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/19/2003	70,837	76,169	67,552
I-Preferred Term Securities, 2.36%, 12/11/32	4/9/2003	502,835	500,000	105,000
Preferred Term Securities IX, 2.05%, 4/3/33	3/18/2003	1,000,000	1,000,000	110,000
Preferred Term Securities XI, 1.85%, 9/24/33	9/12/2003	500,000	500,000	75,000
Preferred Term Securities XXIII, 6.15%, 12/22/36	9/22/2006	476,197	500,000	388,750
Taberna Preferred Funding Ltd., Series, 2006-5A, Class A3	2/16/2007	1,082,062	1,085,512	5,428

Balanced Fund:
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3	7/15/2003	6,940	7,554	7,555
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F	12/9/2003	14,927	15,116	14,969
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/9/2003	17,709	19,042	16,888
Preferred Term Securities XXIII, 6.15%, 12/22/36	9/22/2006	285,718	300,000	233,250
Reg Diversified Funding, 1.57%, 1/25/36	1/9/2007	252,188	255,297	2,170
Taberna Preferred Funding Ltd., Series, 2006-5A, Class A3	2/21/2007	269,678	271,378	1,357

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2010

(Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Dividends to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, and the Bond Fund. Distributions from net investment income are declared and paid quarterly for the Balanced Fund and the U.S. Large Cap Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed are determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that are directly related to a specific Fund are charged directly to that Fund. Class specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Recent Accounting Pronouncements:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures—Overall”. The amendment requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. In addition, transfers between all levels must be disclosed on a gross basis including the reason(s) for the transfer(s). Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010. At this time the Trust is evaluating the implications of the amendment and the impact to the financial statements.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2010

(Unaudited)

3.	Related Party Transactions:

Cavanal Hill Investment Management, Inc., a wholly-owned subsidiary of Bank of Oklahoma, NA (“BOK”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule.

Annual Advisory Fee (as a percentage of net assets)
U.S. Treasury Fund	0.15%
Cash Management Fund	0.15%
Tax-Free Money Market Fund	0.15%
Intermediate Tax-Free Bond Fund	0.55%
Short-Term Income Fund	0.55%
Intermediate Bond Fund	0.55%
Bond Fund	0.55%
Balanced Fund	0.74%
U.S. Large Cap Equity Fund	0.69%

The Adviser serves the Trust as Administrator for which it is entitled to an annual fee of 0.20% of the average daily net assets of each of the Funds (other than Money Market Funds for which the Adviser is entitled to an annual fee of 0.12% of the average daily net assets for each Money Market Fund). Under a Sub-Administration Agreement the Adviser pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. The tiered fee is based on each Fund’s (except for the Tax-Free Money Market Fund) average daily net assets as follows:

Asset Breakpoints:	Rate
For the first $2 Billion	0.0250%
For the next $2 Billion	0.0125%
Over $4 Billion	0.0100%

The fees paid to Citi by the Adviser for such services come out of the Adviser’s administration fees and are not an additional charge to the Funds.

BOK serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOK is also entitled to any out of pocket expenses incurred.

Citi also serves the Trust as transfer agent, fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). The fees for these services are covered under the Fund Accounting Agreement. For these services the Funds, except for Tax-Free Money Market Fund, pay Citi an annual fee, plus certain out-of-pocket fees, based on the average daily nest assets of the Trust as follows:

Asset Breakpoints:	Rate
For the first $2 Billion	0.0350%
For the next $2 Billion	0.0275%
Over $4 Billion	0.0200%

Pursuant to the terms of an Omnibus Fee Agreement, the Tax-Free Money Market Fund pays Citi an annual fee of 0.10% on the average daily net assets of that fund for services rendered under the Transfer Agency, Fund Accounting, Compliance Services and Sub-Administration Agreements, as amended (“Amended Service Agreements”), until the Deferred Credit as discussed below) is amortized completely. After such time, fees paid to Citi for services provided to the Tax-Free Money Market Fund pursuant to the Amended Service Agreements will follow the fee schedules set forth above.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2010

(Unaudited)

On October 9, 2009, Citi made a payment to the Tax-Free Money Market Fund in the amount of $570,844 related to excess distributions of net investment income resulting from an over accrual of investment income by Citi during a portion of the current fiscal year. The payment consists of a capital contribution of $175,000, as shown on the Statement of Changes in Net Assets, and a deferred credit of $395,844. The deferred credit is being amortized over each month at a rate equal to the difference between the fee paid to Citi (0.10% of average daily net assets) and the fees Citi would have been paid under the Amended Services Agreements if the fee schedules set forth above were implemented for the Tax-Free Money Market Fund on September 1, 2009. As of February 28, 2010, the Fund has amortized $120,593 of the deferred credit, which is shown on the Statement of Operations. The remaining amount of $275,251 of the deferred credit is shown as a liability on the Statement of Asset and Liabilities.

Certain officers of the Trust are affiliated with Citi, the Adviser, the Distributor (see below) and/or BOK and are paid no fees directly by the Trust for serving as officers of the Trust.

BOSC, Inc. (“BOSC” or the “Distributor”), an affiliate of the Adviser and BOK, is the Distributor of the Funds pursuant to a Distribution Agreement between the Trust and BOSC. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BOSC, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, and Service Shares, and may be used by BOSC to pay banks, including BOK, broker dealers and other institutions. For the period ended February 28, 2010, BOSC, as Distributor, received $4,419 and BOK received $490,377 from the Distributor.

The Funds have entered into shareholder servicing agreements with various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and provide periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, each service organization received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Fund’s shares held by each service organization’s customers. For the period ended February 28, 2010, BOSC and BOK received a net shareholder servicing fee of $682 and $1,033,442 respectively.

From time to time, fees may be reduced or reimbursed in order to assist one or more of the Funds in maintaining more competitive expense ratios. Certain fee reductions by the Funds’ service providers are contractual as disclosed in the Funds’ prospectus. The Funds’ prospectus also discloses certain fee reductions that are voluntary in nature, but that are expected to continue through the end of the year. Other voluntary fee reductions and waivers may occur on an ad hoc basis. All voluntary fee waivers are not subject to recoupment in subsequent fiscal periods and may be stopped at any time.

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 2010, were as follows:

	Purchases	Sales
Intermediate Tax-Free Bond Fund	$9,561,780	$3,218,100
Short-Term Income Fund	20,596,619	21,249,564
Intermediate Bond Fund	4,868,196	11,306,303
Bond Fund	6,212,170	12,327,093
Balanced Fund	40,612,268	40,447,762
U.S. Large Cap Equity Fund	16,789,371	5,202,002

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2010

(Unaudited)

Purchases and sales of long-term U.S. government securities for the period ended February 28, 2010, were as follows:

Fund	Purchases	Sales
Short-Term Income Fund	$4,508,124	$1,105,778
Intermediate Bond Fund	424,069	3,296,775
Bond Fund	154,729	592,344
Balanced Fund	390,307	1,385,610

5.	Concentration of Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of February 28, 2010, (as a percentage of value):

	Tax-Free Money Market Fund	Intermediate Tax-Free Bond Fund
Airport	1.2%	—
Education	11.3%	—
Facilities	9.7%	1.9%
General	—	2.9%
General Obligation	37.7%	52.5%
Higher Education	2.6%	1.9%
Medical	9.6%	0.7%
Multifamily Housing	0.9%	—
Nursing Homes	2.7%	—
Pollution	5.9%	3.0%
School District	—	27.0%
Transportation	4.4%	—
Utilities	10.0%	—
Water	—	4.0%
Other Assets	4.0%	6.1%

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage related fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed income securities generally declines.

As of February 28, 2010, the percentage of net assets invested in mortgage-backed securities are:

Short Term Income Fund	62.1%
Intermediate Bond Fund	56.4%
Bond Fund	63.4%
Balanced Fund	17.8%

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2010

(Unaudited)

Management has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last four tax year ends and any interim tax period since then, as applicable). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and therefore there is no impact to the Funds’ financial statements.

At February 28, 2010, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$34,191,838	$1,719,512	$(847)	$1,718,665
Short-Term Income Fund	67,700,727	624,271	(12,955,843)	(12,331,572)
Intermediate Bond Fund	28,339,080	398,071	(8,804,725)	(8,406,654)
Bond Fund	30,886,572	659,349	(7,330,693)	(6,671,344)
Balanced Fund	56,270,484	5,729,765	(3,337,869)	2,391,896
U.S. Large Cap Equity Fund	24,246,952	3,301,102	(465,344)	2,835,758

The tax characteristics of distributions paid to shareholders during the fiscal years ended August 31, 2009 and 2008 were as follows:

	Distributions paid from:
2009	Net Investment Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$3,373,485	$—	$3,373,485	$—	$3,373,485
Cash Management Fund	9,209,780	—	9,209,780	—	9,209,780
Tax-Free Money Market Fund	—	—	—	8,316,204	8,316,204
Intermediate Tax-Free Bond Fund	636	13,384	14,020	816,989	831,009
Short-Term Income Fund	3,993,575	—	3,993,575		3,993,575
Intermediate Bond Fund	2,347,502	477,598	2,825,100	—	2,825,100
Bond Fund	2,093,634	170,992	2,264,626	—	2,264,626
Balanced Fund	1,257,601	—	1,257,601	—	1,257,601
U.S. Large Cap Equity Fund	109,729	—	109,729	—	109,729

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

	Distributions paid from:
2008	Net Investment Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$41,318,700	$—	$41,318,700	$—	$41,318,700
Cash Management Fund	53,799,919	—	53,799,919	—	53,799,919
Tax-Free Money Market Fund	—	879	879	13,236,822	13,237,701
Intermediate Tax-Free Bond Fund	—	110	110	606,463	606,573
Short-Term Income Fund	12,796,144	—	12,796,144	—	12,796,144
Intermediate Bond Fund	4,860,837	—	4,860,837	—	4,860,837
Bond Fund	3,434,025	—	3,434,025	—	3,434,025
Balanced Fund	4,565,453	2,454,052	7,019,505	—	7,019,505
U.S. Large Cap Equity Fund	54,597	—	54,597	—	54,597

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2010

(Unaudited)

As of August 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable*	Accumulated Capital and Other Losses**	Unrealized Appreciation/ (Depreciation)***	Total Accumulated Earnings/ (Deficit)
U.S. Treasury Fund	$307,985	$—	$307,985	$(9,007)	$—	$—	$298,978
Cash Management Fund	265,103	—	265,103	(158,636)	(119,925)	—	(13,458)
Tax-Free Money Market Fund	122,777	1,377	124,154	(105,674)	—	—	18,480
Intermediate Tax-Free Bond Fund	69,811	13,062	82,873	(97,504)	—	1,222,426	1,207,795
Short-Term Income Fund	213,147	—	213,147	(156,759)	(18,870,955)	(14,506,599)	(33,321,166)
Intermediate Bond Fund	93,363	—	93,363	(50,248)	(5,840,762)	(9,323,191)	(15,120,838)
Bond Fund	93,326	—	93,326	(63,745)	(728,506)	(7,385,185)	(8,084,110)
Balanced Fund	559,327	—	559,327	—	(7,519,457)	428,147	(6,531,983)
U.S. Large Cap Equity Fund	17,643	—	17,643	—	(16,976,441)	1,013,216	(15,945,582)

*	Distributions payable may differ from the Statement of Assets and Liabilities because distributions are recognized when actually paid for tax purposes.
**	See below for post-October losses and capital loss carryforwards.
***	The differences between book-basis and tax-basis unrealized appreciation/ (depreciation) are attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

Under current tax laws, net capital losses realized after October 31, may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of August 31, 2009, the Funds deferred post-October capital losses were as follows:

Fund	Post-October Capital Losses
Cash Management Fund	$209
Short-Term Income Fund	3,972,662
Intermediate Bond Fund	3,407,760
Balanced Fund	5,422,964
U.S. Large Cap Equity Fund	974,981

CAVANAL HILL FUNDS

Notes to Financial Statements, Concluded

February 28, 2010

(Unaudited)

At August 31, 2009, the following Funds had net capital loss carryforwards to offset net capital gains, if any, to the extent provided by the Treasury regulations:

Fund	Amount	Expires
Cash Management Fund	$3,863	2013
Cash Management Fund	19,115	2015
Cash Management Fund	96,738	2017
Short-Term Income Fund	434,657	2012
Short-Term Income Fund	1,765,022	2013
Short-Term Income Fund	1,068,319	2014
Short-Term Income Fund	37,616	2015
Short-Term Income Fund	115,480	2016
Short-Term Income Fund	11,477,199	2017
Intermediate Bond Fund	2,433,002	2017
Bond Fund	728,506	2017
Balance Fund	2,096,493	2017
U.S. Large Cap Equity Fund	15,720,076	2011
U.S. Large Cap Equity Fund	281,384	2017

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

7.	Subsequent Event:

Management has evaluated subsequent events through the date these financial statements were issued and there are no subsequent events to report.

(THIS PAGE INTENTIONALLY LEFT BLANK)

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:		Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Investment Activities	Dividends from Net Investment Income	Total Dividends and Distributions
U.S. Treasury Fund
Administrative Shares
Period Ended February 28, 2010^	$1.000	$—	$—	$—	$—
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	(0.001)
Year Ended August 31, 2008	1.000	0.022	0.022	(0.022)	(0.022)
Year Ended August 31, 2007	1.000	0.045	0.045	(0.045)	(0.045)
Year Ended August 31, 2006	1.000	0.038	0.038	(0.038)	(0.038)
Year Ended August 31, 2005	1.000	0.018	0.018	(0.018)	(0.018)

Service Shares
Period Ended February 28, 2010^	1.000	—	—	—	—
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	(0.001)
Year Ended August 31, 2008	1.000	0.025	0.025	(0.025)	(0.025)
Period Ended August 31, 2007(e)	1.000	0.031	0.031	(0.031)	(0.031)

Institutional Shares
Period Ended February 28, 2010^	1.000	—	—	—	—
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	(0.001)
Year Ended August 31, 2008	1.000	0.027	0.027	(0.027)	(0.027)
Period Ended August 31, 2007(e)	1.000	0.033	0.033	(0.033)	(0.033)

Cash Management Fund
Administrative Shares
Period Ended February 28, 2010^	1.000	—	—	—	—
Year Ended August 31, 2009	1.000	0.004	0.004	(0.004)	(0.004)
Year Ended August 31, 2008	1.000	0.030	0.030	(0.030)	(0.030)
Year Ended August 31, 2007	1.000	0.047	0.047	(0.047)	(0.047)
Year Ended August 31, 2006	1.000	0.040	0.040	(0.040)	(0.040)
Year Ended August 31, 2005	1.000	0.019	0.019	(0.019)	(0.019)

Service Shares
Period Ended February 28, 2010^	1.000	0.001	0.001	(0.001)	(0.001)
Year Ended August 31, 2009	1.000	0.006	0.006	(0.006)	(0.006)
Year Ended August 31, 2008	1.000	0.032	0.032	(0.032)	(0.032)
Period Ended August 31, 2007(e)	1.000	0.033	0.033	(0.033)	(0.033)

Institutional Shares
Period Ended February 28, 2010^	1.000	0.001	0.001	(0.001)	(0.001)
Year Ended August 31, 2009	1.000	0.007	0.007	(0.007)	(0.007)
Year Ended August 31, 2008	1.000	0.033	0.033	(0.033)	(0.033)
Period Ended August 31, 2007(e)	1.000	0.034	0.034	(0.034)	(0.034)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.75%, 0.51% and 0.37% for Administrative, Service and Institutional Shares of U.S. Treasury Fund; and 0.63%, 0.64% and 0.33% for Administrative, Service and Institutional Shares of Cash Management Fund, respectively.
(e)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.
Amounts designated as “—” are $0 or have been rounded to $0.
^	Unaudited.

See notes to financial statements.

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(c)

$1.000	0.04%	$473,018	0.18%		0.01%	0.89%
1.000	0.07%	504,418	0.29%		0.08%	0.88%
1.000	2.25%	815,800	0.71%		2.30%	0.88%
1.000	4.58%	1,055,890	0.68%	(d)	4.50%	0.94%
1.000	3.83%	883,502	0.72%		3.77%	0.97%
1.000	1.77%	693,510	0.72%		1.77%	0.97%

1.000	0.04%	46,758	0.18%		0.01%	0.90%
1.000	0.10%	107,700	0.26%		0.12%	0.89%
1.000	2.55%	223,977	0.41%		2.12%	0.88%
1.000	3.14%	39,064	0.42%	(d)	4.70%	0.98%

1.000	0.04%	210,635	0.18%		0.01%	0.65%
1.000	0.12%	320,914	0.24%		0.14%	0.63%
1.000	2.70%	538,527	0.27%		2.62%	0.63%
1.000	3.29%	465,737	0.27%	(d)	4.85%	0.68%

1.000	0.02%	481,403	0.44%		0.01%	0.88%
1.000	0.39%	649,605	0.62%		0.38%	0.92%
1.000	3.06%	805,345	0.58%		3.05%	0.89%
1.000	4.84%	756,515	0.57%	(d)	4.74%	0.96%
1.000	4.03%	769,549	0.57%		3.91%	0.97%
1.000	1.94%	823,358	0.57%		1.95%	0.97%

1.000	0.06%	3	0.44%		0.07%	0.91%
1.000	0.56%	3,276	0.46%		0.77%	0.93%
1.000	3.23%	9,486	0.42%		3.03%	0.89%
1.000	3.31%	7,593	0.49%	(d)	4.81%	1.11%

1.000	0.09%	502,730	0.29%		0.16%	0.63%
1.000	0.69%	416,940	0.32%		0.74%	0.67%
1.000	3.38%	674,905	0.27%		3.21%	0.64%
1.000	3.40%	458,168	0.27%	(d)	5.02%	0.68%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:		Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Investment Activities	Dividends from Net Investment Income	Total Dividends and Distributions
Tax-Free Money Market Fund
Administrative Shares
Period Ended February 28, 2010^	$1.000	$—	$—	$—	$—
Year Ended August 31, 2009	1.000	0.007	0.007	(0.007)	(0.007)
Year Ended August 31, 2008	1.000	0.020	0.020	(0.020)	(0.020)
Period Ended August 31, 2007(d)	1.000	0.019	0.019	(0.019)	(0.019)

Service Shares
Period Ended February 28, 2010^	1.000	—	—	—	—
Year Ended August 31, 2009	1.000	0.009	0.009	(0.009)	(0.009)
Year Ended August 31, 2008	1.000	0.024	0.024	(0.024)	(0.024)
Period Ended August 31, 2007(d)	1.000	0.022	0.022	(0.022)	(0.022)

Institutional Shares
Period Ended February 28, 2010^	1.000	—	—	—	—
Year Ended August 31, 2009	1.000	0.010	0.010	(0.010)	(0.010)
Year Ended August 31, 2008	1.000	0.024	0.024	(0.024)	(0.024)
Period Ended August 31, 2007(d)	1.000	0.022	0.022	(0.022)	(0.022)

Select Shares
Period Ended February 28, 2010^	1.000	0.001	0.001	(0.001)	(0.001)
Year Ended August 31, 2009	1.000	0.011	0.011	(0.011)	(0.011)
Year Ended August 31, 2008	1.000	0.025	0.025	(0.025)	(0.025)
Year Ended August 31, 2007	1.000	0.035	0.035	(0.035)	(0.035)
Year Ended August 31, 2006	1.000	0.030	0.030	(0.030)	(0.030)
Period Ended August 31, 2005(f)	1.000	0.009	0.009	(0.009)	(0.009)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.
(e)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.72%, 0.39%, 0.27% and 0.26% for Administrative, Service, Institutional and Select Shares of Tax-Free Money Market Fund, respectively.
(f)	For the period April 11, 2005 (commencement of operations) through August 31, 2005.
Amounts designated as “—” are $0 or have been rounded to $0.
^	Unaudited.

See notes to financial statements.

		Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets(c)

$1.000	0.01%	$88,155	0.32%		0.01%	0.93%
1.000	0.67%	71,197	0.64%		0.26%	0.93%
1.000	2.04%	6,659	0.68%		1.99%	0.93%
1.000	1.92%	4,655	0.26%	(e)	3.39%	1.20%

1.000	0.00%	1	0.55%		—%	0.89%
1.000	0.91%	1	0.47%		0.80%	0.76%
1.000	2.40%	1	0.18%		2.37%	1.13%
1.000	2.18%	1	0.38%	(e)	3.34%	0.91%

1.000	0.04%	27,525	0.27%		0.07%	0.68%
1.000	1.04%	37,267	0.28%		0.92%	0.70%
1.000	2.47%	36,548	0.26%		2.25%	0.68%
1.000	2.28%	12,423	0.18%	(e)	3.53%	0.72%

1.000	0.07%	399,345	0.19%		0.15%	0.68%
1.000	1.12%	471,079	0.20%		1.08%	0.70%
1.000	2.56%	540,457	0.18%		2.44%	0.68%
1.000	3.52%	333,902	0.18%	(e)	3.46%	0.68%
1.000	3.06%	280,659	0.18%		3.02%	0.53%
1.000	0.93%	260,835	0.18%		2.38%	0.59%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Intermediate Tax-Free Bond Fund
Investor Shares
Period Ended February 28, 2010^	$10.96	$0.15		$0.17	$0.32	$(0.15)	$(0.01)	$(0.16)
Year Ended August 31, 2009	10.66	0.33	(f)	0.31	0.64	(0.33)	(0.01)	(0.34)
Year Ended August 31, 2008	10.48	0.40		0.13	0.53	(0.35)	—	(0.35)
Year Ended August 31, 2007	10.59	0.35		(0.07)	0.28	(0.38)	(0.01)	(0.39)
Year Ended August 31, 2006	10.85	0.34	(f)	(0.15)	0.19	(0.31)	(0.14)	(0.45)
Year Ended August 31, 2005	10.99	0.35		(0.12)	0.23	(0.34)	(0.03)	(0.37)

Institutional Shares
Period Ended February 28, 2010^	10.97	0.16		0.17	0.33	(0.16)	(0.01)	(0.17)
Year Ended August 31, 2009	10.67	0.36	(f)	0.31	0.67	(0.36)	(0.01)	(0.37)
Year Ended August 31, 2008	10.48	0.42		0.15	0.57	(0.38)	—	(0.38)
Year Ended August 31, 2007	10.59	0.38		(0.07)	0.31	(0.41)	(0.01)	(0.42)
Period Ended August 31, 2006(i)	10.61	0.24		(0.04)	0.20	(0.22)	—	(0.22)

Short-Term Income Fund
Investor Shares
Period Ended February 28, 2010^	8.61	0.22		0.33	0.55	(0.20)	—	(0.20)
Year Ended August 31, 2009	9.36	0.50	(f)	(0.78)	(0.28)	(0.45)	(0.02)	(0.47)
Year Ended August 31, 2008	10.15	0.50	(f)	(0.78)	(0.28)	(0.48)	(0.03)	(0.51)
Year Ended August 31, 2007	10.16	0.48		0.02	0.50	(0.45)	(0.06)	(0.51)
Year Ended August 31, 2006	10.17	0.38	(f)	(0.03)	0.35	(0.36)	—	(0.36)
Year Ended August 31, 2005	10.27	0.33		(0.07)	0.26	(0.36)	—	(0.36)

Institutional Shares
Period Ended February 28, 2010^	8.61	0.23		0.33	0.56	(0.21)	—	(0.21)
Year Ended August 31, 2009	9.36	0.52	(f)	(0.78)	(0.26)	(0.47)	(0.02)	(0.49)
Year Ended August 31, 2008	10.14	0.52	(f)	(0.77)	(0.25)	(0.50)	(0.03)	(0.53)
Year Ended August 31, 2007	10.15	0.52		0.01	0.53	(0.48)	(0.06)	(0.54)
Period Ended August 31, 2006(i)	10.13	0.27		0.01	0.28	(0.26)	—	(0.26)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Calculated using average shares.
(g)	During the period, the Sub-Administrator made a voluntary reimbursement to the Intermediate Tax-Free Bond Fund. Absent this reimbursement, the total return, net expense ratio and net investment income ratio for the year ending August 31, 2008 would have been approximately 4.79%, 0.84% and 3.43% for Investor Shares and 5.15%, 0.59% and 3.54% for Institutional Shares, respectively.
(h)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.85% and 0.60% for the Investor and Institutional Shares of Intermediate Tax-Free Bond Fund; and 0.75% and 0.49% for Investor and Institutional Shares of Short-Term Income Fund, respectively.
(i)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
Amounts designated as “—” are $0 or have been rounded to $0.
^	Unaudited.

See notes to financial statements.

				Ratios/Supplemental Data:(c)
Net Asset Value, End of Period	Total Return(a) (b)		Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets(d)	Portfolio Turnover(e)

$11.12	2.90%		$2,751	0.76%		2.77%		1.44%	10%
10.96	6.16%		2,847	0.83%		3.08%		1.53%	7%
10.66	5.18%	(g)	3,061	0.43%	(g)	3.84%	(g)	1.54%	7%
10.48	2.64%		3,337	0.79%	(h)	3.23%		1.46%	15%
10.59	1.80%		3,793	0.83%		3.19%		1.28%	4%
10.85	2.11%		29,630	0.81%		3.22%		1.26%	7%

11.13	3.03%		33,426	0.50%		3.04%		1.20%	10%
10.97	6.42%		29,956	0.58%		3.32%		1.28%	7%
10.67	5.54%	(g)	13,178	0.18%	(g)	3.95%	(g)	1.29%	7%
10.48	2.93%		17,078	0.54%	(h)	3.59%		1.22%	15%
10.59	1.93%		16,412	0.57%		3.49%		1.02%	4%

8.96	6.47%		19,846	0.93%		5.19%		1.64%	47%
8.61	(2.71)%		15,880	0.86%		5.94%		1.61%	10%
9.36	(2.96)%		54,053	0.73%		4.92%		1.48%	48%
10.15	4.92%		94,561	0.69%	(h)	4.58%		1.41%	51%
10.16	3.55%		108,304	0.62%		3.80%		1.18%	52%
10.17	2.56%		275,968	0.54%		3.25%		1.17%	77%

8.96	6.61%		36,335	0.64%		5.47%		1.39%	47%
8.61	(2.44)%		30,468	0.60%		6.16%		1.35%	10%
9.36	(2.61)%		145,184	0.48%		5.24%		1.23%	48%
10.14	5.32%		121,232	0.43%	(h)	4.84%		1.16%	51%
10.15	2.83%		155,734	0.44%		4.13%		0.94%	52%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Intermediate Bond Fund
Investor Shares
Period Ended February 28, 2010^	$8.45	$0.23		$0.40	$0.63	$(0.21)	$—	$(0.21)
Year Ended August 31, 2009	9.49	0.51	(g)	(0.94)	(0.43)	(0.47)	(0.14)	(0.61)
Year Ended August 31, 2008	10.26	0.50		(0.80)	(0.30)	(0.47)	—	(0.47)
Year Ended August 31, 2007	10.23	0.46		0.05	0.51	(0.45)	(0.03)	(0.48)
Year Ended August 31, 2006	10.32	0.40	(g)	(0.08)	0.32	(0.41)	—	(0.41)
Year Ended August 31, 2005	10.41	0.36		(0.06)	0.30	(0.39)	—	(0.39)

Institutional Shares
Period Ended February 28, 2010^	8.46	0.25		0.40	0.65	(0.23)	—	(0.23)
Year Ended August 31, 2009	9.50	0.54	(g)	(0.94)	(0.40)	(0.50)	(0.14)	(0.64)
Year Ended August 31, 2008	10.26	0.54		(0.80)	(0.26)	(0.50)	—	(0.50)
Year Ended August 31, 2007	10.24	0.49		0.04	0.53	(0.48)	(0.03)	(0.51)
Period Ended August 31, 2006(h)	10.25	0.30		(0.01)	0.29	(0.30)	—	(0.30)

Bond Fund
Investor Shares
Period Ended February 28, 2010^	8.18	0.25		0.25	0.50	(0.23)	—	(0.23)
Year Ended August 31, 2009	8.63	0.46	(g)	(0.40)	0.06	(0.46)	(0.05)	(0.51)
Year Ended August 31, 2008	9.29	0.47		(0.68)	(0.21)	(0.45)	—	(0.45)
Year Ended August 31, 2007	9.32	0.45		(0.01)	0.44	(0.44)	(0.03)	(0.47)
Year Ended August 31, 2006	9.52	0.42		(0.19)	0.23	(0.42)	(0.01)	(0.43)
Year Ended August 31, 2005	9.57	0.39		(0.01)	0.38	(0.41)	(0.02)	(0.43)

Institutional Shares
Period Ended February 28, 2010^	8.18	0.25		0.26	0.51	(0.24)	—	(0.24)
Year Ended August 31, 2009	8.63	0.48	(g)	(0.40)	0.08	(0.48)	(0.05)	(0.53)
Year Ended August 31, 2008	9.28	0.49		(0.67)	(0.18)	(0.47)	—	(0.47)
Year Ended August 31, 2007	9.32	0.46		(0.01)	0.45	(0.46)	(0.03)	(0.49)
Period Ended August 31, 2006(h)	9.39	0.30		(0.07)	0.23	(0.30)	—	(0.30)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.79% and 0.54% for Investor and Institutional Shares of Intermediate Bond Fund; and 0.83% and 0.59% for Investor and Institutional Shares of Bond Fund, respectively.
(g)	Calculated using average shares.
(h)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
Amounts designated as “—”are $0 or have been rounded to $0.
^	Unaudited.

See notes to financial statements.

			Ratios/Supplemental Data:(c)
Net Asset Value, End of Period	Total Return(a) (b)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(d)	Portfolio Turnover(e)

$8.87	7.70%	$10,531	1.02%		5.71%	1.71%	24%
8.45	(4.15)%	10,188	0.89%		6.14%	1.59%	21%
9.49	(3.05)%	30,688	0.79%		4.91%	1.48%	36%
10.26	5.02%	29,869	0.73%	(f)	4.57%	1.41%	31%
10.23	3.17%	27,590	0.87%		3.87%	1.16%	29%
10.32	2.96%	91,467	0.97%		3.49%	1.17%	44%

8.88	7.84%	9,538	0.77%		5.96%	1.47%	24%
8.46	(3.89)%	10,675	0.62%		6.36%	1.32%	21%
9.50	(2.70)%	46,853	0.53%		5.17%	1.23%	36%
10.26	5.33%	69,584	0.48%	(f)	4.82%	1.15%	31%
10.24	2.87%	69,711	0.48%		4.37%	0.93%	29%

8.45	6.20%	7,639	0.95%		5.94%	1.65%	25%
8.18	1.17%	10,182	0.91%		5.84%	1.61%	24%
8.63	(2.47)%	20,684	0.79%		4.99%	1.48%	26%
9.29	4.84%	23,460	0.77%	(f)	4.80%	1.44%	26%
9.32	2.51%	23,876	0.86%		4.42%	1.18%	30%
9.52	3.98%	51,373	0.98%		4.09%	1.18%	67%

8.45	6.33%	16,989	0.69%		6.21%	1.39%	25%
8.18	1.44%	16,817	0.65%		6.12%	1.35%	24%
8.63	(2.11)%	35,232	0.53%		5.29%	1.23%	26%
9.28	5.03%	42,574	0.51%	(f)	5.06%	1.21%	26%
9.32	2.51%	30,087	0.49%		4.89%	0.94%	30%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:				Less Dividends:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Balanced Fund
Investor Shares
Period Ended February 28, 2010^	$10.30	$0.14		$0.63	$0.77	$(0.20)	$—	$(0.20)
Year Ended August 31, 2009	11.50	0.26	(f)	(1.24)	(0.98)	(0.22)	—	(0.22)
Year Ended August 31, 2008	13.49	0.35		(1.13)	(0.78)	(0.32)	(0.89)	(1.21)
Year Ended August 31, 2007	13.81	0.29		1.09	1.38	(0.28)	(1.42)	(1.70)
Year Ended August 31, 2006	13.51	0.28	(f)	0.77	1.05	(0.26)	(0.49)	(0.75)
Year Ended August 31, 2005	12.34	0.25		1.18	1.43	(0.26)	—	(0.26)

Institutional Shares
Period Ended February 28, 2010^	10.32	0.16		0.63	0.79	(0.21)	—	(0.21)
Year Ended August 31, 2009	11.51	0.28	(f)	(1.24)	(0.96)	(0.23)	—	(0.23)
Year Ended August 31, 2008	13.49	0.37		(1.12)	(0.75)	(0.34)	(0.89)	(1.23)
Year Ended August 31, 2007	13.82	0.33		1.08	1.41	(0.32)	(1.42)	(1.74)
Period Ended August 31, 2006(h)	13.30	0.17		0.50	0.67	(0.15)	—	(0.15)

U.S. Large Cap Equity Fund
Investor Shares
Period Ended February 28, 2010^	9.18	0.02		0.90	0.92	(0.03)	—	(0.03)
Year Ended August 31, 2009	11.26	0.07	(f)	(2.09)	(2.02)	(0.06)	—	(0.06)
Year Ended August 31, 2008	11.63	0.03		(0.36)	(0.33)	(0.04)	—	(0.04)
Year Ended August 31, 2007	10.13	0.03		1.50	1.53	(0.03)	—	(0.03)
Year Ended August 31, 2006	9.30	0.03		0.83	0.86	(0.03)	—	(0.03)
Year Ended August 31, 2005	7.94	0.09		1.37	1.46	(0.10)	—	(0.10)

Institutional Shares
Period Ended February 28, 2010^	9.22	0.04		0.90	0.94	(0.04)	—	(0.04)
Year Ended August 31, 2009	11.31	0.09	(f)	(2.10)	(2.01)	(0.08)	—	(0.08)
Year Ended August 31, 2008	11.66	0.04		(0.34)	(0.30)	(0.05)	—	(0.05)
Year Ended August 31, 2007	10.15	0.06		1.49	1.55	(0.04)	—	(0.04)
Period Ended August 31, 2006(h)	9.72	0.02		0.42	0.44	(0.01)	—	(0.01)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Calculated using average shares.
(g)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.95% and 0.71% for Investor and Institutional Shares of Balanced Fund; and 1.07% and 0.82% for Investor and Institutional Shares of U.S. Large Cap Equity Fund, respectively.
(h)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
Amounts designated as “—”are $0 or have been rounded to $0.
^	Unaudited.

See notes to financial statements.

			Ratios/Supplemental Data:(c)
Net Asset Value, End of Period	Total Return(a) (b)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(d)	Portfolio Turnover(e)

$10.87	7.48%	$16,572	0.91%		2.53%	1.65%	78%
10.30	(8.21)%	15,203	0.97%		2.77%	1.71%	88%
11.50	(6.42)%	16,687	0.93%		2.58%	1.66%	102%
13.49	10.40%	23,858	0.90	%(g)	2.14%	1.60%	130%
13.81	7.96%	28,196	0.82%		2.06%	1.35%	105%
13.51	11.68%	90,522	0.79%		1.92%	1.36%	100%

10.90	7.65%	42,064	0.67%		2.78%	1.41%	78%
10.32	(7.98)%	40,062	0.72%		3.03%	1.46%	88%
11.51	(6.19)%	46,596	0.67%		2.85%	1.41%	102%
13.49	10.71%	60,995	0.65	%(g)	2.38%	1.36%	130%
13.82	5.04%	62,210	0.62%		1.86%	1.11%	105%

10.07	10.03%	1,717	1.02%		0.54%	1.64%	31%
9.18	(17.85)%	1,480	1.17%		0.87%	1.80%	47%
11.26	(2.87)%	1,879	1.10%		0.15%	1.73%	40%
11.63	15.08%	2,232	1.01	%(g)	0.21%	1.62%	36%
10.13	9.26%	2,239	1.15%		0.28%	1.39%	91%
9.30	18.49%	17,637	1.19%		0.78%	1.38%	90%

10.12	10.19%	25,016	0.74%		0.80%	1.38%	31%
9.22	(17.64)%	17,213	0.91%		1.09%	1.55%	47%
11.31	(2.54)%	9,991	0.84%		0.41%	1.48%	40%
11.66	15.30%	10,717	0.76	%(g)	0.46%	1.37%	36%
10.15	4.51%	12,494	0.77%		0.21%	1.16%	91%

See notes to financial statements.

CAVANAL HILL FUNDS

Additional Fund Information, (Unaudited)

February 28, 2010

U.S. Treasury Fund:

Security Allocation	Percentage of Net Assets
Corporate Bonds	8.9%
U.S Treasury Obligations	20.6%
Repurchase Agreements	70.4%

Total	99.9%

Cash Management Fund:

Security Allocation	Percentage of Net Assets
Certificates of Deposit	17.8%
Commercial Paper	22.3%
Corporate Bonds	15.5%
U.S. Government Agency Securities	16.3%
Repurchase Agreements	31.0%

Total	102.9%

Tax-Free Money Market Fund:

Security Allocation	Percentage of Net Assets
Municipal Bonds	86.0%
Commercial Paper	10.1%
Investment Companies	3.8%

Total	99.9%

Intermediate Tax-Free Bond Fund:

Security Allocation	Percentage of Net Assets
Municipal Bonds	93.9%
Investments in Affiliates	5.4%

Total	99.3%

Short-Term Income Fund:

Security Allocation	Percentage of Net Assets
Asset Backed Securities	5.8%
Mortgage Backed Securities	62.1%
Corporate Bonds	12.5%
U.S. Government Agency Securities	4.5%
U.S. Treasury Obligations	3.6%
Investments in Affiliates	10.1%

Total	98.6%

Intermediate Bond Fund:

Security Allocation	Percentage of Net Assets
Asset Backed Securities	3.4%
Mortgage Backed Securities	56.4%
Corporate Bonds	25.8%
Taxable Municipal Bonds	5.6%
U.S. Government Agency Securities	0.8%
U.S. Treasury Obligations	5.3%
Investments in Affiliates	2.0%

Total	99.3%

Bond Fund:

Security Allocation	Percentage of Net Assets
Asset Backed Securities	1.2%
Mortgage Backed Securities	63.4%
Corporate Bonds	21.7%
Taxable Municipal Bonds	6.4%
U.S. Government Agency Securities	1.7%
U.S. Treasury Obligations	1.9%
Investments in Affiliates	2.0%

Total	98.3%

Balanced Fund:

Security Allocation	Percentage of Net Assets
Common Stocks	55.3%
Asset Backed Securities	0.3%
Mortgage Backed Securities	17.8%
Corporate Bonds	9.1%
Taxable Municipal Bonds	0.4%
U.S. Government Agency Securities	3.0%
U.S. Treasury Obligations	6.0%
Investment Companies	5.9%
Investments in Affiliates	2.2%

Total	100.0%

U.S. Large Cap Equity Fund:

Security Allocation	Percentage of Net Assets
Common Stocks	95.4%
Investment Company	1.1%
Investments in Affiliates	4.8%

Total	101.3%

CAVANAL HILL FUNDS

Additional Fund Information, Continued (Unaudited)

February 28, 2010

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 through February 28, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Expense Paid During Period* 9/1/09 - 2/28/10	Expense Ratio During Period** 9/1/09 - 2/28/10
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,000.40	$0.89	0.18%
Service Shares	1,000.00	1,000.40	0.89	0.18%
Institutional Shares	1,000.00	1,000.40	0.89	0.18%
Cash Management Fund
Administrative Shares	1,000.00	1,000.20	2.18	0.44%
Service Shares	1,000.00	1,000.60	2.18	0.44%
Institutional Shares	1,000.00	1,000.90	1.44	0.29%
Tax-Free Money Market Fund
Administrative Shares	1,000.00	1,000.10	1.59	0.32%
Service Shares	1,000.00	1,000.00	2.73	0.55%
Institutional Shares	1,000.00	1,000.40	1.34	0.27%
Select Shares	1,000.00	1,000.70	0.94	0.19%
Intermediate Tax-Free Bond Fund
Investor Shares	1,000.00	1,029.00	3.82	0.76%
Institutional Shares	1,000.00	1,030.30	2.52	0.50%
Short-Term Income Fund
Investor Shares	1,000.00	1,064.70	4.76	0.93%
Institutional Shares	1,000.00	1,066.10	3.28	0.64%
Intermediate Bond Fund
Investor Shares	1,000.00	1,077.00	5.25	1.02%
Institutional Shares	1,000.00	1,078.40	3.97	0.77%
Bond Fund
Investor Shares	1,000.00	1,062.00	4.86	0.95%
Institutional Shares	1,000.00	1,063.30	3.53	0.69%
Balanced Fund
Investor Shares	1,000.00	1,074.80	4.68	0.91%
Institutional Shares	1,000.00	1,076.50	3.45	0.67%
U.S. Large Cap Equity Fund
Investor Shares	1,000.00	1,100.30	5.31	1.02%
Institutional Shares	1,000.00	1,101.90	3.86	0.74%

CAVANAL HILL FUNDS

Additional Fund Information, Continued (Unaudited)

February 28, 2010

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Expense Paid During Period* 9/1/09 - 2/28/10	Expense Ratio During Period** 9/1/09 - 2/28/10
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,023.90	$0.90	0.18%
Service Shares	1,000.00	1,023.90	0.90	0.18%
Institutional Shares	1,000.00	1,023.90	0.90	0.18%
Cash Management Fund
Administrative Shares	1,000.00	1,022.61	2.21	0.44%
Service Shares	1,000.00	1,022.61	2.21	0.44%
Institutional Shares	1,000.00	1,023.36	1.45	0.29%
Tax-Free Money Market Fund
Administrative Shares	1,000.00	1,023.21	1.61	0.32%
Service Shares	1,000.00	1,022.07	2.76	0.55%
Institutional Shares	1,000.00	1,023.46	1.35	0.27%
Select Shares	1,000.00	1,023.85	0.95	0.19%
Intermediate Tax-Free Bond Fund
Investor Shares	1,000.00	1,021.03	3.81	0.76%
Institutional Shares	1,000.00	1,022.32	2.51	0.50%
Short-Term Income Fund
Investor Shares	1,000.00	1,020.18	4.66	0.93%
Institutional Shares	1,000.00	1,021.62	3.21	0.64%
Intermediate Bond Fund
Investor Shares	1,000.00	1,019.74	5.11	1.02%
Institutional Shares	1,000.00	1,020.98	3.86	0.77%
Bond Fund
Investor Shares	1,000.00	1,020.08	4.76	0.95%
Institutional Shares	1,000.00	1,021.37	3.46	0.69%
Balanced Fund
Investor Shares	1,000.00	1,020.28	4.56	0.91%
Institutional Shares	1,000.00	1,021.47	3.36	0.67%
U.S. Large Cap Equity Fund
Investor Shares	1,000.00	1,019.74	5.11	1.02%
Institutional Shares	1,000.00	1,021.12	3.71	0.74%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

CAVANAL HILL FUNDS

SemiAnn-02/10

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)

Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By: (Signature and Title)*	/S/ ARTHUR A. JENSEN, TREASURER
Arthur A. Jensen, Treasurer

Date April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ ARTHUR A. JENSEN, TREASURER
Arthur A. Jensen, Treasurer

Date April 27, 2010

By (Signature and Title)*	/S/ JAMES L. HUNTZINGER, PRESIDENT
James L. Huntzinger, President

Date April 27, 2010